USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
California (95.2%):
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	$4,235	$4,336
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/39, Continuously Callable @100	2,000	2,112
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,071
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,121
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,499
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Pre-refunded 5/1/24 @ 100	1,500	1,582
Bay Area Toll Authority Revenue
2.16% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27) (a)(b)	15,000	15,097
Series H, 5.00%, 4/1/49, Pre-refunded 4/1/29 @ 100	4,000	4,568
Burbank Unified School District, GO
8/1/33, Continuously Callable @100 (c)	3,085	3,124
8/1/34, Continuously Callable @100 (i)	3,000	3,037
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (d)	2,000	1,872
California County Tobacco Securitization Agency Revenue
4.00%, 6/1/49, Continuously Callable @100	500	448
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	438
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	876
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,135
5.00%, 10/1/48, Continuously Callable @100	2,000	2,122
5.00%, 10/1/49, Pre-refunded 4/1/26 @ 100	3,100	3,413
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,052
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	1,772
4.00%, 11/1/50, Continuously Callable @100	680	629
California Health Facilities Financing Authority Revenue
Series A, 5.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	5,000	5,163
Series A, 4.00%, 3/1/39, Continuously Callable @100	7,375	6,960
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,117
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,026
Series A, 4.00%, 4/1/45, Continuously Callable @100	2,500	2,333
Series A, 4.00%, 10/1/47, Continuously Callable @100 (e)	10,000	9,212
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,000	933
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	1,897
Series A-2, 5.00%, 11/1/47	10,000	11,676
Series B, 4.00%, 11/15/41, Continuously Callable @100 (e)	14,000	13,667
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,101
5.00%, 7/1/44, Continuously Callable @100	2,300	2,382
California Infrastructure & Economic Development Bank Revenue
1.26% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (a)(b)	2,250	2,219
4.00%, 7/1/50, Continuously Callable @100	4,000	3,862
4.00%, 11/1/56, Continuously Callable @100	1,200	1,106
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100	2,500	2,704
4.00%, 10/1/46, Continuously Callable @100	6,500	6,009
4.00%, 10/1/51, Continuously Callable @100	1,150	1,090
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	782
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,036

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/44, Continuously Callable @100	$2,000	$1,918
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,031
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,012
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,009
Series A, 4.00%, 11/15/52, Continuously Callable @103	750	592
Series A, 4.00%, 11/15/56, Continuously Callable @103	1,100	853
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	1,833
4.13%, 5/15/46, Continuously Callable @100	2,100	1,974
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,624
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (d)	6,000	6,186
5.00%, 11/21/45, Continuously Callable @100 (d)	2,000	2,046
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,015
5.00%, 10/15/47, Continuously Callable @100	3,000	3,041
California Public Finance Authority Revenue (LOC - Barclays Bank PLC), Series B, 0.28%, 8/1/52, Continuously Callable @100 (f)	2,400	2,400
California School Finance Authority Revenue
5.00%, 8/1/41, Pre-refunded 8/1/25 @ 100 (d)	150	163
5.00%, 8/1/41, Continuously Callable @100 (d)	1,600	1,644
5.00%, 8/1/42, Continuously Callable @100 (d)	1,000	1,050
5.00%, 8/1/46, Pre-refunded 8/1/25 @ 100 (d)	200	217
5.00%, 8/1/46, Continuously Callable @100 (d)	2,050	2,100
5.00%, 8/1/52, Continuously Callable @100 (d)	1,000	1,041
Series A, 5.00%, 7/1/47, Continuously Callable @100 (d)	1,370	1,401
Series A, 5.00%, 7/1/49, Continuously Callable @100 (d)	1,000	1,027
Series A, 5.00%, 7/1/54, Continuously Callable @100 (d)	2,150	2,205
California Statewide Communities Development Authority Revenue
5.00%, 5/15/24	1,300	1,344
5.00%, 5/15/40, Continuously Callable @100	2,750	2,779
5.00%, 11/1/43, Pre-refunded 11/1/24 @ 100	500	534
5.00%, 10/1/46, Continuously Callable @100	2,750	2,829
5.00%, 1/1/48, Continuously Callable @100	1,995	2,020
5.00%, 7/1/48, Continuously Callable @100	4,000	4,251
Series A, 5.00%, 5/15/25	2,180	2,281
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	628
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,395
Series A, 4.00%, 6/1/46, Continuously Callable @100	2,000	1,917
Series A, 5.00%, 5/15/47, Continuously Callable @100	1,000	1,005
Series A, 5.00%, 5/15/50, Continuously Callable @100	1,000	1,002
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	2,864
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,047
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,611
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	3,904
Series S, 5.00%, 8/1/44, Pre-refunded 8/1/22 @ 102	2,400	2,455
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100 (e)	9,500	9,192
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	977
City & County of San Francisco CA Community Facilities District Special Tax, 4.00%, 9/1/52, Callable 9/1/28 @ 103 (d)	1,750	1,494
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 1.31%, 12/1/52, Callable 8/8/22 @ 100 (d)(f)	2,600	2,600
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,391

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	$2,000	$2,083
City of San Mateo CA Special Tax (INS-Build America Mutual Assurance Co.), 5.25%, 9/1/44, Continuously Callable @100	4,000	4,320
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	5,656
4.00%, 11/15/44, Continuously Callable @100	5,000	4,862
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	2,802
5.00%, 1/1/47, Continuously Callable @100	2,000	2,087
City of Vernon CA Electric System Revenue
Series 2022-A, 5.00%, 8/1/39, Continuously Callable @100	450	487
Series 2022-A, 5.00%, 8/1/40, Continuously Callable @100	375	406
Series 2022-A, 5.00%, 8/1/41, Continuously Callable @100	420	453
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @ 100	1,350	1,400
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,146
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	10,866
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,542
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,218
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34 (h)	15,000	9,517
1/15/35 (h)	7,500	4,548
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,178
Golden State Tobacco Securitization Corp. Revenue, Series A-1, 5.00%, 6/1/35, Pre-refunded 6/1/28 @ 100	5,500	6,243
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,516
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,199
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,946
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	784
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	221
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	450
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	445
Inglewood Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 4.00%, 8/1/46, Continuously Callable @100	3,550	3,379
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	1,000	1,033
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	961
Series A, 5.00%, 9/1/49, Continuously Callable @100	2,000	2,060
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	1,683
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,038
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,032
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,038
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	541
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,030

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	$6,000	$6,282
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,017
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,428
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	4,135
Los Angeles County Facilities, Inc. Revenue
Series A, 5.00%, 12/1/51, Pre-refunded 12/1/28 @ 100	1,560	1,774
Series A, 5.00%, 12/1/51, Continuously Callable @100	2,440	2,591
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,079
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,249
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/41, Continuously Callable @100	5,790	5,727
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100	2,205	2,412
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	3,580
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,417
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	6,948
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,459
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,005
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,010
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,507
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30 (h)	7,500	5,681
Ontario International Airport Authority Revenue, Series A, 4.00%, 5/15/51, Continuously Callable @100	1,695	1,607
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31 (h)	12,230	8,625
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), Series A, 8/1/26 (h)	5,500	4,854
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,024
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,169
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,552
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	4,793
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	1,930
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	2,718
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,250	1,236

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/37, Continuously Callable @100	$1,625	$1,589
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 10/1/37, Continuously Callable @100	2,000	2,004
Riverside County Transportation Commission Revenue
Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,064
Series B1, 4.00%, 6/1/46, Continuously Callable @100	3,000	2,746
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,082
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,046
Sacramento City Unified School District CA, GO (INS-Build America Mutual Assurance Co.), Series A, 5.50%, 8/1/52, Continuously Callable @100 (g)	1,500	1,646
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,040
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,185
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	1,963
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,565
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,114
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,610
Series A, 4.00%, 10/15/50, Continuously Callable @100	3,000	2,889
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, 4.00%, 5/1/52, Continuously Callable @100	3,100	3,062
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	2,939
San Luis & Delta Mendota Water Authority Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Pre-refunded 3/1/23 @ 100	1,500	1,536
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,192
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,096
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,328
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,050
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	3,000	3,041
4.00%, 10/1/44, Continuously Callable @100	1,000	1,003
5.00%, 9/1/45, Continuously Callable @100	2,500	2,657
5.00%, 8/1/46, Continuously Callable @100	9,500	10,047
5.00%, 11/1/47, Continuously Callable @100	7,000	7,561
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	826
5.00%, 3/1/47, Continuously Callable @100	2,760	2,827
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	962

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	$1,575	$1,634
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	7,396
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	880	915
5.00%, 6/1/48, Continuously Callable @100	1,000	1,018
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	858
Series B, 2.40%, 10/1/49, Continuously Callable @100	820	765
Tulare Local Health Care District, GO (INS - Build America Mutual Assurance Co.), 4.00%, 8/1/39, Continuously Callable @100	1,900	1,847
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	1,825
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,172
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,616
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	4,419
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @ 100	4,000	4,343
Victor Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,026
Washington Township Health Care District Revenue
Series A, 4.00%, 7/1/35, Continuously Callable @100	600	578
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,038
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,280	3,035
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	5,937
		533,552
Guam (3.2%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,152
5.00%, 1/1/46, Continuously Callable @100	7,000	7,281
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,006
Series A, 5.00%, 10/1/38, Continuously Callable @100 (g)	635	668
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	2,878
Series A, 5.00%, 10/1/43, Continuously Callable @100 (g)	2,000	2,089
		18,074
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/33, Continuously Callable @100 (d)	3,000	3,146
Total Municipal Bonds (Cost $573,859)		554,772

Total Investments (Cost $573,859) — 99.0%		554,772
Other assets in excess of liabilities — 1.0%		5,822
NET ASSETS - 100.00%		$560,594

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2022
(Unaudited)

(a)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.
(b)	Put Bond.

(c)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%.

(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $28,192 thousands and amounted to 5.0% of net assets.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(h)	Zero-coupon bond.

(i)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (0.2%):

Consumer Discretionary (0.2%):
Domino’s Pizza Enterprises Ltd.	2,530	$119

Austria (0.5%):

Energy (0.2%):
OMV AG	2,395	112

Utilities (0.3%):
Verbund AG	1,433	141
		253
Belgium (0.4%):

Communication Services (0.2%):
Telenet Group Holding NV	4,803	100

Consumer Staples (0.2%):
Etablissements Franz Colruyt NV (a)	4,297	117
		217
Canada (5.4%):

Consumer Discretionary (0.4%):
Dollarama, Inc. (a)	3,899	225

Consumer Staples (0.1%):
Metro, Inc.	1,399	75

Energy (0.8%):
Canadian Natural Resources Ltd.	5,789	311
Parkland Corp. (a)	4,259	116
		427
Financials (4.1%):
Bank of Montreal	5,065	487
Great-West Lifeco, Inc.	5,647	138
IGM Financial, Inc.	10,340	277
Manulife Financial Corp.	13,254	230
Power Corp. of Canada (a)	4,887	126
Royal Bank of Canada	771	75
Sun Life Financial, Inc.	6,426	294
The Bank of Nova Scotia	4,500	266
The Toronto-Dominion Bank	5,611	368
		2,261
		2,988
Denmark (0.9%):

Health Care (0.8%):
Coloplast A/S Class B	621	71
Novo Nordisk A/S Class B	3,439	381
		452
Materials (0.1%):
Novozymes A/S B Shares	871	53
		505
Finland (0.7%):

Communication Services (0.1%):
Elisa Oyj	1,132	64

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.6%):
Fortum Oyj	22,574	$341
		405
France (1.3%):

Consumer Staples (0.5%):
L’Oreal SA	780	271

Health Care (0.3%):
Euroapi SA (a)(b)	73	1
Sanofi	1,691	171
		172
Industrials (0.5%):
Bouygues SA	8,738	269
		712
Germany (1.5%):

Consumer Discretionary (0.2%):
Volkswagen AG Preference Shares	947	127

Financials (0.8%):
Allianz SE Registered Shares	2,330	447

Industrials (0.3%):
Deutsche Post AG Registered Shares	4,390	166

Utilities (0.2%):
E.ON SE	12,518	105
		845
Hong Kong (0.7%):

Industrials (0.3%):
SITC International Holdings Co. Ltd.	50,000	142

Utilities (0.4%):
Power Assets Holdings Ltd.	37,000	233
		375
Ireland (1.0%):

Health Care (0.1%):
STERIS PLC	353	73

Information Technology (0.9%):
Seagate Technology Holdings PLC	6,499	464
		537
Italy (0.5%):

Utilities (0.5%):
Snam SpA	28,565	150
Terna - Rete Elettrica Nazionale	19,120	150
		300
Japan (7.8%):

Communication Services (1.7%):
CyberAgent, Inc.	12,862	129
KDDI Corp.	11,200	353
Nippon Telegraph & Telephone Corp.	16,400	471
		953
Consumer Discretionary (1.1%):
Iida Group Holdings Co. Ltd.	14,300	220
Sony Group Corp.	700	57
Toyota Motor Corp.	21,200	327
		604

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Seven & i Holdings Co. Ltd.	3,400	$132

Energy (0.4%):
ENEOS Holdings, Inc.	56,500	213

Financials (1.3%):
Japan Post Holdings Co. Ltd.	24,600	176
ORIX Corp.	9,100	153
Resona Holdings, Inc.	29,800	111
Sumitomo Mitsui Financial Group, Inc.	10,000	297
		737
Health Care (0.2%):
Hoya Corp.	1,100	94

Industrials (1.7%):
ITOCHU Corp.	10,600	286
Kajima Corp.	13,900	160
Mitsubishi Corp.	4,100	122
Mitsui & Co. Ltd.	6,700	147
Mitsui Osk Lines Ltd.	11,300	260
		975
Information Technology (0.9%):
FUJIFILM Holdings Corp.	2,200	118
Fujitsu Ltd.	1,100	138
Nomura Research Institute Ltd.	6,800	183
Seiko Epson Corp.	5,100	72
		511
Materials (0.3%):
Asahi Kasei Corp.	13,300	101
Nissan Chemical Corp.	1,300	60
		161
		4,380
Netherlands (2.5%):

Communication Services (0.4%):
Koninklijke KPN NV	56,389	201

Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	13,938	363

Industrials (0.5%):
Wolters Kluwer NV	3,057	296

Information Technology (0.5%):
ASML Holding NV	625	295

Materials (0.4%):
LyondellBasell Industries NV Class A	2,763	242
		1,397
Norway (0.7%):

Materials (0.7%):
Yara International ASA	9,897	415

Singapore (0.3%):

Financials (0.3%):
Singapore Exchange Ltd.	26,400	180

Spain (0.3%):

Utilities (0.3%):
Enagas SA	6,585	146

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Switzerland (5.3%):

Communication Services (0.3%):
Swisscom AG Registered Shares	281	$155

Consumer Discretionary (0.3%):
Garmin Ltd.	1,881	185

Consumer Staples (0.9%):
Nestle SA Registered Shares	4,121	482

Financials (0.8%):
Partners Group Holding AG	96	87
Zurich Insurance Group AG	843	367
		454
Health Care (2.0%):
Novartis AG Registered Shares	8,016	679
Roche Holding AG	1,375	460
		1,139
Industrials (0.8%):
Geberit AG Registered Shares	660	318
SGS SA Registered Shares	58	133
		451
Materials (0.2%):
Holcim AG	2,542	109
		2,975
United Kingdom (3.0%):

Consumer Staples (0.8%):
British American Tobacco PLC	11,044	473

Financials (0.2%):
Admiral Group PLC	4,108	112

Health Care (0.4%):
GSK PLC	9,590	207

Industrials (0.5%):
Intertek Group PLC	1,012	52
RELX PLC	8,774	238
		290
Information Technology (0.2%):
The Sage Group PLC	13,234	103

Materials (0.9%):
Rio Tinto PLC	8,074	483
		1,668
United States (66.4%):

Communication Services (3.1%):
Omnicom Group, Inc.	2,356	150
Sirius XM Holdings, Inc. (a)	38,139	234
The Interpublic Group of Cos., Inc.	11,233	309
Verizon Communications, Inc.	20,081	1,019
		1,712
Consumer Discretionary (5.5%):
Best Buy Co., Inc.	5,568	363
D.R. Horton, Inc.	1,235	82
Genuine Parts Co.	3,457	460
Lowe’s Cos., Inc.	2,334	408
McDonald’s Corp.	1,375	339
Starbucks Corp.	1,909	146
Target Corp.	2,559	361

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Home Depot, Inc.	2,478	$680
Tractor Supply Co.	1,085	210
		3,049
Consumer Staples (6.0%):
Campbell Soup Co.	4,710	226
Colgate-Palmolive Co.	3,883	311
General Mills, Inc.	5,218	394
Kimberly-Clark Corp.	745	101
Philip Morris International, Inc.	3,952	390
The Clorox Co.	2,101	296
The Hershey Co.	1,176	253
The Kroger Co.	9,494	449
The Procter & Gamble Co.	3,414	491
Tyson Foods, Inc. Class A	3,145	271
Walgreens Boots Alliance, Inc.	2,368	90
Walmart, Inc.	459	56
		3,328
Energy (2.4%):
ConocoPhillips	3,816	343
Coterra Energy, Inc.	12,983	335
Devon Energy Corp.	2,865	158
EOG Resources, Inc.	4,678	516
		1,352
Financials (7.9%):
Aflac, Inc.	3,700	205
Ameriprise Financial, Inc.	1,201	285
Comerica, Inc.	1,389	102
Erie Indemnity Co. Class A	1,217	234
Fifth Third Bancorp	3,438	115
Huntington Bancshares, Inc.	8,192	99
KeyCorp	13,000	224
M&T Bank Corp.	3,324	530
MetLife, Inc.	4,221	265
Morgan Stanley	3,816	290
MSCI, Inc.	554	228
Regions Financial Corp.	18,654	350
S&P Global, Inc.	868	293
T. Rowe Price Group, Inc.	2,666	303
The Allstate Corp.	3,932	498
The Goldman Sachs Group, Inc.	866	257
The PNC Financial Services Group, Inc.	943	149
		4,427
Health Care (11.3%):
Abbott Laboratories	1,054	115
AbbVie, Inc.	2,192	336
AmerisourceBergen Corp.	550	78
Amgen, Inc.	3,112	757
Bristol-Myers Squibb Co.	3,256	251
Cardinal Health, Inc.	5,939	310
CVS Health Corp.	2,028	188
Danaher Corp.	534	135
Elevance Health, Inc.	784	378
Eli Lilly & Co.	2,272	737
Johnson & Johnson	4,762	845
Medtronic PLC	1,251	112
Pfizer, Inc.	10,561	554
Quest Diagnostics, Inc.	2,598	345
Stryker Corp.	460	92
Thermo Fisher Scientific, Inc.	258	140

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	1,812	$931
		6,304
Industrials (8.0%):
3M Co.	3,247	420
C.H. Robinson Worldwide, Inc.	858	87
Cummins, Inc.	1,636	317
Fastenal Co.	5,169	258
Honeywell International, Inc.	956	166
Illinois Tool Works, Inc.	1,208	220
Lockheed Martin Corp.	1,758	756
Northrop Grumman Corp.	627	300
PACCAR, Inc.	2,348	193
Republic Services, Inc.	668	87
Robert Half International, Inc.	4,616	346
Rockwell Automation, Inc.	922	184
Snap-on, Inc.	700	138
Union Pacific Corp.	547	117
United Parcel Service, Inc. Class B	2,937	536
W.W. Grainger, Inc.	566	257
Waste Management, Inc.	482	74
		4,456
Information Technology (15.9%):
Apple, Inc.	16,838	2,302
Broadcom, Inc.	429	208
Cisco Systems, Inc.	12,030	513
Hewlett Packard Enterprise Co.	12,600	167
HP, Inc.	19,588	642
Intel Corp.	9,414	352
Intuit, Inc.	430	166
Juniper Networks, Inc.	4,700	134
Mastercard, Inc. Class A	412	130
Microsoft Corp.	7,427	1,908
NetApp, Inc.	7,249	473
NVIDIA Corp.	856	130
Oracle Corp.	2,079	145
Paychex, Inc.	3,287	374
QUALCOMM, Inc.	1,417	181
Texas Instruments, Inc.	4,024	618
The Western Union Co.	17,481	288
Visa, Inc. Class A	758	149
		8,880
Materials (2.4%):
Air Products and Chemicals, Inc.	307	74
Celanese Corp.	707	83
Nucor Corp.	4,781	499
Packaging Corp. of America	2,095	288
RPM International, Inc.	1,083	85
Steel Dynamics, Inc.	2,438	162
The Sherwin-Williams Co.	747	167
		1,358
Utilities (3.9%):
American Electric Power Co., Inc.	3,126	300
Duke Energy Corp.	4,073	437
NRG Energy, Inc.	14,807	565
OGE Energy Corp.	6,617	255
The Southern Co.	3,361	240

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UGI Corp.	10,472	$404
		2,201
		37,067
Total Common Stocks (Cost $48,459)		55,484

Collateral for Securities Loaned (1.5%)^
United States (1.5%):
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (c)	798,285	798
Total Collateral for Securities Loaned (Cost $798)		798

Total Investments (Cost $49,257) — 100.9%		56,282
Liabilities in excess of other assets — (0.9)%		(478)
NET ASSETS - 100.00%		$55,804

^	Purchased with cash collateral from securities on loan.

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Rate disclosed is the daily yield on June 30, 2022.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Other Equity Interests (0.2%)
Utilities (0.2%):
CMS Liquidating Trust (a)(b)	200	$260
Total Other Equity Interests (Cost $499)		260

Municipal Bonds (100.4%)
New York (93.9%):
Albany Capital Resource Corp. Revenue
5.00%, 6/1/49, Continuously Callable @100	$1,500	1,450
4.00%, 11/1/51, Continuously Callable @100	1,250	1,142
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,067
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	1,000	999
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100	1,500	1,535
4.00%, 10/1/45, Continuously Callable @100	1,000	924
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	821
Broome County Local Development Corp. Revenue, 4.00%, 1/1/47, Continuously Callable @103	500	413
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 7/1/40, Continuously Callable @100	2,000	1,963
5.00%, 8/1/52, Continuously Callable @100	1,000	940
Series A, 5.00%, 6/1/35, Continuously Callable @103	1,000	1,036
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	718
5.00%, 8/1/40, Pre-refunded 8/1/25 @ 100	1,000	1,087
5.00%, 7/1/41, Continuously Callable @100	500	514
4.00%, 8/1/42, Continuously Callable @100	1,000	928
5.50%, 4/1/43, Continuously Callable @100	1,000	1,005
5.00%, 7/1/45, Continuously Callable @100	2,000	2,059
5.00%, 11/1/47	2,000	2,289
5.00%, 6/1/48, Continuously Callable @102	2,000	2,004
4.00%, 7/1/49, Continuously Callable @100	500	455
Bushnell’s Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30	2,445	2,217
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,767
City of Long Beach NY, GO (INS-Build America Mutual Assurance Co.), Series B, 4.63%, 7/15/52, Continuously Callable @100 (c)	2,000	1,983
City of New York, GO
Series B, 1.19%, 10/1/46, Continuously Callable @100 (d)	1,000	1,000
Series D-1, 4.00%, 12/1/43, Continuously Callable @100 (e)	4,000	3,931
City of Newburgh, GO, Series A, 5.00%, 6/15/23, Continuously Callable @100	825	827
City of Poughkeepsie, GO
4.00%, 4/15/27	235	240
4.00%, 4/15/28	125	128
4.00%, 4/15/29	125	128
4.00%, 4/15/30	135	138
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 3.00%, 7/1/25, Continuously Callable @100	665	671
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,056
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,019
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	622
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,059
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,054
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	1,866

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/49, Continuously Callable @100	$1,750	$1,566
Genesee County Funding Corp. The Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	750	792
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	626
5.00%, 7/1/48, Continuously Callable @100	300	310
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	1,925
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	886
Long Island Power Authority Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,068
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,064
Metropolitan Transportation Authority Revenue
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,027
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	870
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,088
Series D-2, 1.36% (MUNIPSA+45bps), 11/15/44, (Put date 11/15/22) (f)(g)	2,000	1,992
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	1,760
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100	1,000	1,012
4.00%, 12/1/46, Continuously Callable @100	2,000	1,759
4.00%, 10/1/47, Continuously Callable @100	1,000	936
5.00%, 6/1/59, Continuously Callable @100 (h)	1,000	992
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,002
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,003
Series C, 4.00%, 7/1/43, Continuously Callable @100	1,000	1,002
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	517
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	2,990	2,779
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	920
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,225	1,158
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,289
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	1,928
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	980
4.00%, 11/1/42, Continuously Callable @100	2,000	1,912
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	972
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	1,904
Series D, 0.55%, 2/1/44, Continuously Callable @100 (d)	500	500
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Pre-refunded 8/1/23 @ 100	1,000	1,034
4.00%, 7/1/46, Continuously Callable @100	1,000	941
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	514
Series S, 11/15/37 (i)	1,000	542
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 11/15/48 (i)	2,000	575
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	489
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	2,500	2,810
5.50%, 10/1/37	560	647
5.00%, 11/15/44, Continuously Callable @100 (h)	1,000	974

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.80%, 9/15/69, Continuously Callable @100	$1,500	$1,384
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	521
5.00%, 12/1/37, Continuously Callable @100 (h)	1,300	1,361
4.00%, 8/1/38, Continuously Callable @100	2,000	1,797
6.00%, 7/1/40, Continuously Callable @100 (b)(h)	3,000	2,597
5.00%, 7/1/42, Continuously Callable @100	250	250
5.00%, 5/1/43, Continuously Callable @100	1,000	1,032
5.75%, 7/1/43, Continuously Callable @100	1,000	1,025
3.50%, 7/1/44, Continuously Callable @100	1,000	861
4.00%, 2/15/47, Continuously Callable @100	4,000	3,850
4.00%, 3/15/49, Continuously Callable @100	750	713
5.00%, 7/1/51, Continuously Callable @100	725	755
5.00%, 7/1/57, Continuously Callable @100	1,000	995
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	502
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	1,861
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,513
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,210
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	2,912
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,096
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,454
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	419
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	2,906
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	981
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40	2,000	2,415
Series A, 5.50%, 5/15/30 (e)	3,275	3,855
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	1,990	1,994
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,001
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 1.31%, 8/1/50, Continuously Callable @100 (d)(h)	2,239	2,239
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	938
Series B, 4.00%, 1/1/50, Continuously Callable @100	1,000	943
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,210
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	760
Oneida County Local Development Corp. Revenue
4.00%, 7/1/39, Continuously Callable @100	750	678
4.00%, 12/1/51, Continuously Callable @100	500	475
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100	1,000	943
5.00%, 7/1/42, Continuously Callable @100	1,000	1,000
5.00%, 1/1/43, Continuously Callable @100	740	770
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable @100	800	838
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,002
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	475
5.00%, 9/1/47, Continuously Callable @100	1,770	1,835
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,455	1,457
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously Callable @100	250	261

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	$1,375	$1,393
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32 (i)	1,000	700
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,040
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	125	125
Westchester County Local Development Corp., 5.00%, 1/1/51, Continuously Callable @103 (c)	1,000	1,002
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,521
5.00%, 7/1/42, Continuously Callable @104	450	475
5.00%, 11/1/46, Continuously Callable @100	1,000	999
5.00%, 6/1/47, Continuously Callable @100	1,000	1,019
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	519
		162,997
Guam (6.5%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,000	1,050
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,038
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,042
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	516
Guam Power Authority Revenue
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,200
Series A, 5.00%, 10/1/38, Continuously Callable @100 (c)	500	526
Series A, 5.00%, 10/1/44, Continuously Callable @100 (c)	750	781
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,007
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	517
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	516
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,048
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 1.03%, 12/1/46, Callable 12/1/26 @ 100 (d)(h)	2,000	2,000
		11,241
Total Municipal Bonds (Cost $181,779)		174,238

Total Investments (Cost $182,278) — 100.6%		174,498
Liabilities in excess of other assets — (0.6)%		(1,036)
NET ASSETS - 100.00%		$173,462

(a)	Non-income producing security.

(b)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At June 30, 2022, illiquid securities were 1.6% of the Fund’s net assets.

(c)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(d)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(f)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(g)	Put Bond.

(h)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $10,163 thousands and amounted to 5.9% of net assets.

(i)	Zero-coupon bond.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2022
(Unaudited)

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis point

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

LOC—Letter of Credit

MUNIPSA—Municipal Swap Index

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.7%)
iShares Core U.S. REIT ETF (a)	83,141	$4,440
iShares MSCI Canada ETF (b)	1,538,976	51,833
JPMorgan BetaBuilders Canada ETF	419,142	24,620
JPMorgan BetaBuilders MSCI U.S. REIT ETF (b)	50,694	4,453
SPDR Gold Shares ETF (c)	89,976	15,157
U.S. Oil Fund LP ETF (c)	146,562	11,776
VanEck Gold Miners ETF	334,785	9,166
Vanguard FTSE All-World ex-U.S. ETF (b)	2,452,232	122,514
Vanguard Real Estate ETF	48,062	4,379
Vanguard S&P 500 ETF (a)	68,875	23,891
Vanguard Short-Term Bond ETF	380,463	29,216
Vanguard Total Stock Market ETF (a)	680,032	128,268
Total Exchange-Traded Funds (Cost $451,177)		429,713

Collateral for Securities Loaned (14.7%)^
HSBC U.S. Government Money Market Fund I Shares, 1.46% (d)	37,422,252	37,422
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	26,133,950	26,134
Total Collateral for Securities Loaned (Cost $63,556)		63,556

Total Investments (Cost $514,733) — 114.4%		493,269
Liabilities in excess of other assets — (14.4)%		(61,925)
NET ASSETS - 100.00%		$431,344

At June 30, 2022, the Fund’s investments in foreign securities were 46.1% of net assets.

^	Purchased with cash collateral from securities on loan.

(a)	All or a portion of this security has been segregated as collateral for derivative instruments.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Rate disclosed is the daily yield on June 30, 2022.

ETF—Exchange-Traded Fund

LP—Limited Partnership

REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures	523	9/16/22	$48,126,425	$44,664,200	$(3,462,225)
FTSE 100 Index Futures	546	9/16/22	48,242,928	47,321,373	(921,555)
S&P/Toronto Stock Exchange 60 Index Futures	310	9/15/22	59,064,721	55,038,850	(4,025,871)
					$(8,409,651)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Target Managed Allocation Fund	June 30, 2022
(Unaudited)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Asx Spi 200 Index Futures	342	9/15/22	$39,206,079	$38,122,071	$1,084,008
Hang Seng Index Futures	118	7/28/22	16,262,613	16,349,706	(87,093)
Swiss Market Index Futures	467	9/16/22	52,488,678	52,287,365	201,313
TOPIX Index Futures	300	9/08/22	43,142,436	41,364,441	1,777,995
					2,976,223

	Total unrealized appreciation				$3,063,316
	Total unrealized depreciation				(8,496,744)
	Total net unrealized appreciation (depreciation)				$(5,433,428)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.1%)
Health Care (0.1%):
Christian Care Centers, Inc., DIP Loan, 12.00%, 11/30/22 (a)(b)	$1,235	$1,235
Total Corporate Bonds (Cost $1,210)		1,235

Municipal Bonds (98.7%)
Alabama (1.2%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	8,300
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/28	7,000	7,514
Series A, 5.00%, 9/1/34 (c)	15,000	15,928
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,054
5.00%, 3/1/36, Continuously Callable @100	1,750	1,771
Southeast Energy Authority A Cooperative District Revenue
Series A, 4.00%, 11/1/51, (Put Date 10/1/28) (d)	5,000	5,026
Series B, 4.00%, 12/1/51, (Put Date 12/1/31) (d)	2,000	2,008
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	1,948
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,482
		51,031
Arizona (1.7%):
Arizona Health Facilities Authority Revenue, 2.76% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (d)(e)	30,000	30,265
Arizona IDA Revenue
4.00%, 12/15/41, Continuously Callable @100 (f)	955	837
Series A, 4.00%, 7/1/41, Continuously Callable @100	750	645
Series B, 4.00%, 7/1/41, Continuously Callable @100	600	524
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,464
5.50%, 7/1/25	2,115	2,291
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100 (f)	2,000	2,011
4.00%, 7/1/41, Continuously Callable @100 (f)	1,250	1,133
Series C, 1.48% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (d)(e)	2,280	2,288
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102	2,690	2,137
The City of Phoenix IDA Revenue
3.75%, 7/1/24	3,465	3,477
5.00%, 7/1/34, Continuously Callable @100	11,100	11,210
5.00%, 7/1/36, Continuously Callable @100	1,675	1,695
5.00%, 10/1/36, Continuously Callable @100	4,250	4,418
The County of Pima IDA Revenue, 4.00%, 6/15/41, Continuously Callable @100 (f)	3,500	3,000
The Pima County IDA Revenue
4.00%, 4/1/40, Continuously Callable @100	1,350	1,286
4.00%, 4/1/41, Continuously Callable @100	1,690	1,601
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	963
		73,245
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	1,000	1,051
5.00%, 9/1/38, Continuously Callable @100	1,000	1,049
5.00%, 9/1/39, Continuously Callable @100	1,000	1,047
5.00%, 9/1/40, Continuously Callable @100	1,045	1,093

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	$4,290	$4,615
		8,855
California (3.8%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Pre-refunded 5/1/24 @ 100	500	527
Series A, 5.00%, 5/1/29, Pre-refunded 5/1/24 @ 100	500	528
Series A, 5.00%, 5/1/30, Pre-refunded 5/1/24 @ 100	1,000	1,055
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (f)	450	475
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (f)	50	54
5.00%, 8/1/36, Continuously Callable @100 (f)	1,450	1,499
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (f)	150	163
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,276
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,393
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	12,150
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,077
California State University Revenue
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	176
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	10,783
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100	1,250	1,287
5.00%, 5/15/33, Continuously Callable @100	2,000	2,047
5.00%, 5/15/34, Continuously Callable @100	1,250	1,276
5.00%, 5/15/35, Continuously Callable @100	2,000	2,036
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8052, 1.31%, 4/1/52, Callable 8/8/22 @ 100 (f)(g)	4,900	4,900
Cerritos Community College District, GO
Series D, 8/1/25 (h)	1,510	1,407
Series D, 8/1/27 (h)	1,000	876
Series D, 8/1/28 (h)	1,000	845
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,630
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,822
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	1,912
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	2,821
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,237
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,030
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	565	565
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,731
5.00%, 11/15/33, Continuously Callable @100	1,570	1,680
5.00%, 11/15/34, Continuously Callable @100	3,655	3,889
5.00%, 11/15/35, Continuously Callable @100	2,340	2,479
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,328
El Camino Community College District, GO
Series C, 8/1/26 (h)	6,810	6,121
Series C, 8/1/27 (h)	7,665	6,662
Series C, 8/1/28 (h)	5,500	4,613
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35 (h)	5,500	3,336
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,105
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,093

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/36, Continuously Callable @100	$420	$458
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25 (h)	46,605	43,642
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	3,802
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	2,866
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.97%, 12/1/33 (f)(g)	4,400	4,400
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,767
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,074
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,335
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	840
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,084
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,083
		160,235
Colorado (2.4%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (h)	5,000	4,975
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	2,833
5.00%, 12/1/28, Continuously Callable @100	1,000	1,034
5.00%, 12/1/29, Continuously Callable @100	1,500	1,551
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,493
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,158
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,666
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	6,891
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	4,972
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,653
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,232
5.00%, 12/1/35, Continuously Callable @100	4,000	4,086
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	4,464
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	965
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,194
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,267
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	1,828
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (f)	7,355	7,663
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,167
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,164
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	929
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,339
5.00%, 12/1/34, Continuously Callable @100	1,000	1,061
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	7,784
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	14,539
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	15,384
		102,292
Connecticut (4.2%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	180	202
Series B, 5.00%, 8/15/27	4,485	4,978
Series B, 5.00%, 8/15/27	335	375
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,115
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,132
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,351
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,017
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,084

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/32, Continuously Callable @100	$1,000	$1,070
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,066
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,434
City of West Haven, GO
4.00%, 9/15/36, Continuously Callable @100	1,500	1,527
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	431
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	376
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,033
5.00%, 7/1/34, Continuously Callable @100	725	753
5.00%, 7/1/35, Continuously Callable @100	1,170	1,210
5.00%, 7/1/36, Continuously Callable @100	1,125	1,161
5.00%, 7/1/37, Continuously Callable @100	1,275	1,312
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,111
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	1,930
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	6,420
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	1,921
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	10,396
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (f)	10,000	10,814
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	826
5.00%, 7/15/34, Continuously Callable @100	1,000	1,095
5.00%, 7/15/35, Continuously Callable @100	750	818
5.00%, 7/15/36, Continuously Callable @100	1,000	1,083
4.00%, 7/15/37, Continuously Callable @100	1,000	1,001
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	21,831
5.00%, 1/1/35, Continuously Callable @100	20,000	21,682
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	6,509
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,331
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	5,503
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,113
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	5,470
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	1,843
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,212
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	2,882
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	2,740
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,197
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,180
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,295
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	7,470
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,118
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	12,203
		175,621
District of Columbia (0.2%):
District of Columbia Revenue
5.00%, 7/1/23	200	207
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,333
5.00%, 7/1/39, Continuously Callable @100	800	815
4.00%, 7/1/39, Continuously Callable @100	1,000	876
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	979
4.00%, 10/1/36, Continuously Callable @100	1,250	1,211
4.00%, 10/1/38, Continuously Callable @100	1,000	952
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,275
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	510

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/40, Continuously Callable @100	$750	$765
		8,923
Florida (6.8%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable @103	700	606
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,501
4.00%, 10/1/36, Continuously Callable @100	1,400	1,410
4.00%, 10/1/37, Continuously Callable @100	3,000	3,013
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,525
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	2,831
4.00%, 9/1/40, Continuously Callable @103	2,500	2,146
Series A, 4.00%, 9/1/36, Continuously Callable @103	1,050	929
Series A, 4.00%, 9/1/41, Continuously Callable @103	1,215	1,032
Series B-1, 2.00%, 1/1/29	3,300	2,862
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,329
4.00%, 7/1/32, Continuously Callable @100	2,000	2,075
4.00%, 7/1/33, Continuously Callable @100	2,785	2,874
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,044
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80 (h)	700	362
Series A, 9/1/37, Continuously Callable @77 (h)	700	343
Series A, 9/1/38, Continuously Callable @74 (h)	850	394
Series A, 9/1/39, Continuously Callable @71 (h)	700	307
Series A, 9/1/40, Continuously Callable @67 (h)	850	357
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	341
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	681
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
5/1/33 (h)(l)	3,470	3,226
5/1/38, Continuously Callable @100 (h)(m)	7,900	7,322
County of Broward FL Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100	8,535	8,455
4.00%, 9/1/40, Continuously Callable @100	14,740	14,515
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,315
County of Lee Revenue
5.00%, 10/1/23	2,500	2,596
5.00%, 10/1/24	2,700	2,871
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	4,677
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	4,919
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	5,147
County of Martin Revenue, 0.72%, 7/15/22, Continuously Callable @100	4,400	4,400
County of Miami-Dade Florida Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously Callable @100	1,500	1,484
County of Miami-Dade Seaport Department Revenue
Series B-2, 4.00%, 10/1/41, Continuously Callable @100	10,000	9,845
Series B-2, 4.00%, 10/1/43, Continuously Callable @100	10,000	9,777
County of St Lucie Sales Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Pre-refunded 10/1/23 @ 100	7,370	7,657
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,498
5.00%, 8/15/35, Continuously Callable @100	1,290	1,372
5.00%, 8/15/40, Continuously Callable @100	2,900	3,062

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida Development Finance Corp. Revenue
4.00%, 11/15/35, Continuously Callable @100	$1,000	$997
4.00%, 11/15/38, Continuously Callable @100	4,300	4,144
Series A, 5.00%, 6/15/35, Continuously Callable @100	1,000	1,046
Series A, 5.00%, 6/15/40, Continuously Callable @100	1,650	1,705
Series A, 5.00%, 6/15/42, Continuously Callable @100	2,250	2,299
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,324
5.00%, 10/1/36, Continuously Callable @100	1,000	1,056
4.00%, 10/1/37, Continuously Callable @100	1,000	945
4.00%, 10/1/38, Continuously Callable @100	750	703
5.00%, 3/1/39, Continuously Callable @100	7,055	6,981
4.00%, 10/1/39, Continuously Callable @100	800	745
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	2,325	2,508
5.00%, 6/1/36, Continuously Callable @100	2,750	2,844
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,319
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,349
Lee County IDA Revenue
5.00%, 10/1/28, Pre-refunded 10/1/22 @ 100	7,245	7,312
5.00%, 11/15/39, Continuously Callable @103	1,500	1,512
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	3,962
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	4,852
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Pre-refunded 11/15/22 @ 100	6,560	6,650
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,020
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,013
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,045
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,681
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,310
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,087
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,083
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,073
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,088
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,088
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Pre-refunded 8/1/23 @ 100	4,750	4,913
5.00%, 8/1/28, Pre-refunded 8/1/23 @ 100	4,950	5,120
5.00%, 8/1/29, Pre-refunded 8/1/23 @ 100	5,250	5,430
5.00%, 8/1/30, Pre-refunded 8/1/23 @ 100	3,500	3,620
5.00%, 8/1/31, Pre-refunded 8/1/23 @ 100	5,780	5,978
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,197
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	3,055	3,147
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously Callable @100	3,695	3,463
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,610
5.00%, 11/1/39, Continuously Callable @100 (j)	1,150	1,159
5.00%, 11/1/42, Continuously Callable @100 (j)	850	857
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	229
Pinellas County Educational Facilities Authority Revenue
4.00%, 10/1/22	1,080	1,085
4.00%, 10/1/23, Continuously Callable @100	1,415	1,421
5.00%, 10/1/27, Continuously Callable @100	1,895	1,906

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pinellas County IDA Revenue, 5.00%, 7/1/29	$900	$941
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,153
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,151
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	3,195	3,325
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,093
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,535
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,068
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,067
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,600
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,659
		283,568
Georgia (2.1%):
Appling County Development Authority Revenue
0.74%, 9/1/29, Continuously Callable @100 (g)	1,500	1,500
0.74%, 9/1/41, Continuously Callable @100 (g)	2,500	2,500
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (d)	4,975	4,591
Development Authority of Heard County Revenue, 0.75%, 9/1/26, Continuously Callable @100 (g)	1,000	1,000
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	1,000	940
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	1,671
4.00%, 8/1/37, Continuously Callable @100	1,500	1,343
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/36	2,000	2,161
Series A, 5.00%, 5/15/37	1,500	1,618
Series A, 5.00%, 5/15/38	2,500	2,697
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (d)	15,000	15,282
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (d)	12,750	12,942
Private Colleges & Universities Authority Revenue, Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,019
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,448
The Burke County Development Authority Revenue
2.20%, 10/1/32, Continuously Callable @100	1,850	1,599
0.74%, 11/1/48, Continuously Callable @100 (g)	3,500	3,500
Series 1, 0.65%, 7/1/49, Continuously Callable @100 (g)	5,025	5,025
Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (d)	6,500	6,235
The Burke County Development Authority Revenue (NBGA-Southern Co.), 0.75%, 11/1/52, Continuously Callable @100 (g)	16,805	16,805
The Development Authority of Monroe County Revenue, 0.74%, 11/1/48, Continuously Callable @100 (g)	1,565	1,565
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 1.16%, 4/1/60, Callable 7/13/22 @ 100 (f)(g)	20	20
		87,461
Guam (0.6%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,023
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,107
5.00%, 7/1/36, Continuously Callable @100	1,250	1,316
5.00%, 7/1/36, Continuously Callable @100	1,000	1,061
Series A, 5.00%, 7/1/23	750	769
Series A, 5.00%, 7/1/24	600	627
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	783
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,043

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	$1,000	$1,037
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,035
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	717
Series A, 5.00%, 10/1/34, Continuously Callable @100 (j)	3,500	3,737
Series A, 5.00%, 10/1/35, Continuously Callable @100 (j)	2,000	2,119
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,009
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,007
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,051
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,595
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,121
		25,157
Idaho (0.4%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	6,289
5.00%, 3/1/36, Continuously Callable @100	4,085	4,406
5.00%, 3/1/37, Continuously Callable @100	3,000	3,225
Idaho Housing & Finance Association Revenue, Series A, 4.00%, 7/15/38, Continuously Callable @100	3,000	3,004
		16,924
Illinois (16.4%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,032
4.00%, 6/1/35, Continuously Callable @100	1,290	1,323
4.00%, 6/1/36, Continuously Callable @100	1,575	1,604
Chicago Board of Education, GO
Series A, 12/1/25 (h)	1,600	1,414
Series A, 12/1/26 (h)	3,700	3,140
Series A, 5.00%, 12/1/36, Continuously Callable @100	2,750	2,829
Series A, 5.00%, 12/1/40, Continuously Callable @100	1,700	1,733
Series B, 4.00%, 12/1/41, Continuously Callable @100 (c)	38,575	34,987
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,596
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	12,079
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,317
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,151
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,139
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,653
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,350
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	2,836
Chicago O’Hare International Airport, Series A, 4.00%, 1/1/36, Continuously Callable @100	2,000	1,977
Chicago O’Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	12,165
5.00%, 1/1/34, Continuously Callable @100	5,675	5,926
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	972
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	13,685
Chicago O’Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,663
5.00%, 1/1/29, Continuously Callable @100	1,500	1,517
5.13%, 1/1/30, Continuously Callable @100	2,150	2,176
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,200
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,277
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,146
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,691

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	$1,500	$1,604
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,202
City of Chicago Special Assessment
3.04%, 12/1/28	270	247
3.20%, 12/1/29	325	293
3.29%, 12/1/30	350	312
3.38%, 12/1/31	375	331
3.45%, 12/1/32	300	262
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,033
5.00%, 1/1/32, Continuously Callable @100	1,000	1,032
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	8,505
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,684
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,038
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,294
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,585
5.00%, 11/1/29, Continuously Callable @100	725	764
5.00%, 11/1/30, Continuously Callable @100	2,000	2,096
5.00%, 11/1/31, Continuously Callable @100	2,000	2,073
5.00%, 11/1/33, Continuously Callable @100	2,000	2,048
5.00%, 11/1/36, Continuously Callable @100	2,665	2,779
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,054
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,046
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,295
5.25%, 11/1/35, Continuously Callable @100	1,635	1,777
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,366
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,668
City of Chicago, GO (INS - National Public Finance Guarantee Corp.), 1/1/23 (h)	30,000	29,610
City of Galesburg IL Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,125	1,113
Series A, 4.00%, 10/1/41, Continuously Callable @100	1,475	1,416
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,185
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,037
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	3,776
5.00%, 11/15/35, Continuously Callable @100	7,000	7,477
5.00%, 11/15/36, Continuously Callable @100	5,000	5,300
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,138
5.00%, 11/15/35, Continuously Callable @100	2,000	2,125
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,700
Illinois Educational Facilities Authority Revenue
4.45%, 11/1/36, Continuously Callable @102	4,500	4,621
3.90%, 11/1/36, Continuously Callable @102	2,220	2,185
4.00%, 11/1/36, Continuously Callable @102	9,750	9,723
Illinois Finance Authority Revenue
5.00%, 2/15/27 (b)(k)	7,650	4,858
5.40%, 4/1/27, Continuously Callable @100	1,435	1,435
4.00%, 5/15/27	3,065	3,093
5.50%, 7/1/28, Continuously Callable @100	8,250	8,538
3.90%, 3/1/30, Continuously Callable @100	20,000	20,343
5.00%, 5/15/30, Continuously Callable @100	1,000	1,003
5.00%, 5/15/31, Continuously Callable @100	1,875	1,907
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,652
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,273
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,102

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/34, Continuously Callable @100	$3,500	$3,637
5.00%, 5/15/35, Continuously Callable @100	1,100	1,078
5.00%, 8/15/35, Continuously Callable @100	4,000	4,125
5.00%, 10/1/35, Continuously Callable @100	600	683
4.00%, 12/1/35, Continuously Callable @100	5,000	4,834
5.00%, 5/15/36, Continuously Callable @100	1,400	1,416
4.00%, 12/1/36, Continuously Callable @100	3,000	2,867
5.00%, 2/15/37, Continuously Callable @100	1,000	974
5.00%, 10/1/37, Continuously Callable @100	700	786
5.00%, 10/1/39, Continuously Callable @100	700	778
2.45%, 10/1/39, (Put Date 10/1/29) (d)	14,000	13,348
4.00%, 10/1/40, Continuously Callable @100	1,000	905
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,015
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,011
Series A, 5.00%, 9/1/34, Pre-refunded 9/1/24 @ 100	3,385	3,591
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,003
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	3,835
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,099
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,850	1,695
Series A, 4.00%, 8/1/40, Continuously Callable @100	3,780	3,452
Series A, 4.00%, 8/1/41, Continuously Callable @100	1,935	1,761
Series A, 4.00%, 8/1/43, Continuously Callable @100	2,105	1,905
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	18,046
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	14,750
Illinois Sports Facilities Authority Revenue
5.25%, 6/15/30, Continuously Callable @100	3,000	3,141
5.00%, 6/15/30, Continuously Callable @100	1,025	1,059
5.25%, 6/15/31, Continuously Callable @100	5,000	5,234
5.25%, 6/15/32, Continuously Callable @100	5,000	5,232
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,381
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,278
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	5,946
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	7,401
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	2,902
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,144
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,302
5.00%, 2/1/36, Continuously Callable @100	6,000	6,360
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,303
5.00%, 12/1/29, Continuously Callable @100	1,250	1,345
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,080
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,149
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	803
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	2,038
4.00%, 12/15/42, Continuously Callable @100	8,000	7,104
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26 (h)	5,000	4,376
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	1,841
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,137
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,055
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,032

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Northern Illinois University Revenue
4.00%, 10/1/38, Continuously Callable @100	$650	$653
4.00%, 10/1/40, Continuously Callable @100	400	401
4.00%, 10/1/41, Continuously Callable @100	400	396
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,292
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	23,499
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	11,761
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	5,060	4,944
Series A, 4.00%, 1/1/39, Continuously Callable @100	1,750	1,696
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	1,040	1,087
Series B, 5.00%, 2/1/24	2,660	2,776
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,011
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,502
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,392
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,302
Series A, 5.00%, 11/1/25	11,000	11,644
Series B, 5.00%, 10/1/28	3,000	3,239
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	10,614
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	7,129
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	6,202
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	7,000	7,302
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,211
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (c)	10,000	10,810
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	12,630
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	1,968
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,677
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,665
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,602
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,600
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,628
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	5,513
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,168
Series A, 5.00%, 12/1/26	2,110	2,310
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,992	3,130
4.00%, 3/1/36, Continuously Callable @100	1,250	1,231
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	658
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	1,984
5.00%, 12/1/29, Continuously Callable @100	1,925	2,080
5.00%, 12/1/30, Continuously Callable @100	2,025	2,187
5.00%, 12/1/34, Continuously Callable @100	6,000	6,393
		689,100

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Indiana (2.2%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	$5,750	$5,778
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,259
5.00%, 7/15/34, Continuously Callable @100	1,000	1,076
5.00%, 7/15/35, Continuously Callable @100	1,250	1,340
5.00%, 7/15/38, Continuously Callable @100	3,000	3,185
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (h)	740	557
7/15/30, Continuously Callable @96 (h)	750	552
7/15/31, Continuously Callable @93 (h)	1,490	1,047
7/15/32, Continuously Callable @91 (h)	1,400	937
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	6,092
1.40%, 8/1/29, Continuously Callable @100	7,000	5,823
5.00%, 9/1/30, Continuously Callable @100	1,250	1,363
5.00%, 9/1/31, Continuously Callable @100	1,500	1,627
5.00%, 11/15/33, Continuously Callable @103	2,000	2,037
4.00%, 4/1/35, Continuously Callable @100	1,210	1,120
4.00%, 4/1/36, Continuously Callable @100	1,255	1,120
4.00%, 7/1/36, Continuously Callable @100	3,660	3,475
4.00%, 4/1/37, Continuously Callable @100	1,310	1,150
4.00%, 4/1/38, Continuously Callable @100	2,045	1,775
4.00%, 7/1/38, Continuously Callable @100	4,030	3,711
5.00%, 11/15/38, Continuously Callable @103	3,000	3,034
4.00%, 4/1/39, Continuously Callable @100	1,625	1,398
4.00%, 7/1/39, Continuously Callable @100	3,605	3,278
4.00%, 4/1/40, Continuously Callable @100	2,215	1,890
4.00%, 4/1/41, Continuously Callable @100	2,305	1,950
4.00%, 4/1/42, Continuously Callable @100	2,400	2,017
4.00%, 11/15/43, Continuously Callable @100	1,905	1,620
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	1,470	1,509
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @ 100	1,200	1,232
Series A, 5.00%, 7/1/40, Continuously Callable @100	6,240	6,516
Series A, 4.00%, 11/15/41, Continuously Callable @103	8,400	7,194
Series A, 5.00%, 7/1/42, Continuously Callable @100	7,240	7,476
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	6,721
		90,859
Iowa (0.6%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,000
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,374
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	14,801
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable @100 (j)	1,500	1,495
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	246
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	271
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	180
		24,367
Kansas (0.9%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103	1,640	1,495
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	1,075	1,056
4.63%, 9/1/33, Continuously Callable @100	10,000	9,728
Wyandotte County-Kansas City Unified Government Tax Allocation
5.25%, 9/1/35, Continuously Callable @103 (f)	15,000	14,378

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.75%, 3/1/41, Continuously Callable @103 (f)	$10,000	$9,681
		36,338
Kentucky (4.3%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	450
4.00%, 2/1/36, Continuously Callable @100	2,410	2,288
4.00%, 2/1/37, Continuously Callable @100	1,115	1,040
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	14,434
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	5,530	5,503
5.00%, 5/15/31, Continuously Callable @100	7,205	6,954
5.00%, 5/15/36, Continuously Callable @100	2,500	2,351
Series B, 10/1/24 (h)	6,130	5,798
Series B-3, 2.31% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (d)(e)	20,000	19,749
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (d)	7,000	7,067
Kentucky Public Energy Authority Revenue
Series A-1, 4.00%, 8/1/52, (Put Date 8/1/30) (d)	13,000	13,019
Series A-2, 2.23% (SOFR+120bps), 8/1/52, (Put Date 8/1/30) (d)(e)	7,500	7,102
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (d)	14,285	14,488
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (d)	20,000	20,299
Series C-3, 1.96% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (d)(e)	20,000	19,694
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,083
5.00%, 5/1/36, Continuously Callable @100	1,000	1,079
5.00%, 5/1/37, Continuously Callable @100	3,000	3,227
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,158
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,410
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	570
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	754
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	751
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	499
Louisville/Jefferson County Metropolitan Government Revenue
1.01%, 6/1/33, Continuously Callable @100 (g)	21,000	21,000
1.75%, 2/1/35, (Put Date 7/1/26) (d)	5,000	4,753
		178,520
Louisiana (2.9%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	756
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,242
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,619
City of New Orleans Water System Revenue
5.00%, 12/1/33, Pre-refunded 12/1/25 @ 100	1,500	1,637
5.00%, 12/1/35, Pre-refunded 12/1/25 @ 100	1,500	1,636
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	5,675
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,454
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,623
5.00%, 12/1/34, Continuously Callable @100	1,500	1,610
5.00%, 12/1/35, Continuously Callable @100	1,510	1,612
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,129
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,251

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	$18,750	$17,646
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100	8,940	9,340
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	59
5.00%, 5/15/34, Continuously Callable @100	2,225	2,316
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	28
5.00%, 5/15/34, Continuously Callable @100	2,975	3,120
5.00%, 7/1/34, Continuously Callable @100	13,465	14,012
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	92
4.00%, 5/15/35, Continuously Callable @100	3,465	3,369
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	37
5.00%, 5/15/35, Continuously Callable @100	2,000	2,089
4.00%, 5/15/36, Continuously Callable @100	1,485	1,427
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	16
5.00%, 5/15/36, Continuously Callable @100	1,560	1,624
4.00%, 10/1/36, Continuously Callable @100	1,625	1,599
4.00%, 10/1/39, Continuously Callable @100	1,625	1,553
4.00%, 10/1/40, Continuously Callable @100	1,400	1,333
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,112
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Pre-refunded 6/1/25 @ 100	2,000	2,159
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,008
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,003
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,000
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	1,943
5.00%, 1/1/36, Continuously Callable @100	1,250	1,316
5.00%, 1/1/37, Continuously Callable @100	1,500	1,575
5.00%, 10/1/37, Continuously Callable @100	2,000	2,084
5.00%, 1/1/38, Continuously Callable @100	1,300	1,363
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (d)	6,750	6,395
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100	2,375	2,234
4.00%, 2/1/39, Continuously Callable @100	2,330	2,185
4.00%, 2/1/41, Continuously Callable @100	1,500	1,400
4.00%, 2/1/42, Continuously Callable @100	1,500	1,391
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/23	5,000	5,115
		121,187
Lousiana (0.1%):
Louisiana Public Facilities Authority Revenue
4.00%, 12/15/32, Continuously Callable @100	2,430	2,504
4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100	305	326
		2,830
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,687
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,032
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,032
		3,751
Maryland (1.3%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,028
5.00%, 1/1/36, Continuously Callable @104	1,000	1,004
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	3,000	2,728

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	$1,250	$1,394
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,111
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,106
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,185
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,560
5.50%, 1/1/30, Continuously Callable @100	1,750	1,927
5.50%, 1/1/31, Continuously Callable @100	1,585	1,737
5.00%, 7/1/31, Continuously Callable @100	3,190	3,435
5.00%, 7/1/32, Continuously Callable @100	6,505	6,964
5.00%, 7/1/33, Continuously Callable @100	1,000	1,030
5.00%, 7/1/33, Continuously Callable @100	3,600	3,824
5.00%, 7/1/34, Continuously Callable @100	2,500	2,643
5.00%, 7/1/34, Continuously Callable @100	2,200	2,266
5.50%, 1/1/36, Continuously Callable @100	5,000	5,343
4.00%, 1/1/38, Continuously Callable @100	865	833
4.00%, 7/1/38, Continuously Callable @100	1,500	1,434
4.00%, 7/1/39, Continuously Callable @100	1,585	1,508
4.00%, 7/1/40, Continuously Callable @100	1,645	1,559
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,037
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,034
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,350
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,028
		53,068
Massachusetts (1.6%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/30, Continuously Callable @100	2,000	2,108
5.00%, 7/1/31, Continuously Callable @100	1,675	1,753
5.00%, 7/1/32, Continuously Callable @100	1,250	1,302
4.00%, 10/1/32, Continuously Callable @105 (f)	3,600	3,713
5.00%, 4/15/33, Continuously Callable @100	2,155	2,185
5.00%, 7/1/33, Continuously Callable @100	1,250	1,298
5.00%, 7/1/34, Continuously Callable @100	1,000	1,037
5.00%, 7/1/36, Continuously Callable @100	2,000	2,058
5.00%, 7/1/36, Continuously Callable @100	1,000	1,062
5.00%, 7/1/36, Continuously Callable @100	895	934
5.00%, 7/1/37, Continuously Callable @100	1,215	1,267
5.00%, 7/1/37, Continuously Callable @100	800	847
5.00%, 10/1/37, Continuously Callable @105 (f)	1,000	1,054
5.00%, 7/1/38, Continuously Callable @100	600	634
5.00%, 7/1/38, Continuously Callable @100	335	349
4.00%, 9/1/41, Continuously Callable @100	1,010	950
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	479
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	684
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	565
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	737
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	773
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,050
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,125
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,058
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,379
Series B, 4.00%, 6/1/35, Continuously Callable @100	2,300	2,278
Series B, 4.00%, 6/1/41, Continuously Callable @100	2,750	2,602
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,564
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,037
Series G, 5.00%, 7/1/35, Continuously Callable @100	200	219
Series G, 5.00%, 7/1/36, Continuously Callable @100	200	218
Series G, 5.00%, 7/1/37, Continuously Callable @100	400	434

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series G, 5.00%, 7/1/38, Continuously Callable @100	$300	$324
Series G, 5.00%, 7/1/39, Continuously Callable @100	350	377
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	5,686
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	4,655
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	5,558
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	5,249
Series T-1, 1.51% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26) (d)(e)(f)	2,500	2,504
		65,216
Michigan (1.6%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,048
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,096
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,419
4.00%, 7/1/33, Continuously Callable @100	2,620	2,492
4.00%, 7/1/34, Continuously Callable @100	2,730	2,574
4.00%, 7/1/35, Continuously Callable @100	1,635	1,529
4.00%, 7/1/38, Continuously Callable @100	1,855	1,684
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	13,795
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,007
5.00%, 5/1/33, Continuously Callable @100	2,875	3,094
5.00%, 5/1/34, Continuously Callable @100	2,965	3,178
5.00%, 5/1/35, Continuously Callable @100	3,065	3,271
5.00%, 5/1/36, Continuously Callable @100	2,770	2,942
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,100
5.00%, 11/1/35, Continuously Callable @100	1,000	1,096
4.00%, 11/15/35, Continuously Callable @100	6,000	5,932
5.00%, 11/1/36, Continuously Callable @100	1,000	1,090
4.00%, 11/15/36, Continuously Callable @100	1,000	979
5.00%, 11/1/37, Continuously Callable @100	1,250	1,354
4.00%, 12/1/41, Continuously Callable @100	2,375	2,192
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,101
Series A, 5.00%, 5/1/25	1,700	1,822
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,097
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103	2,870	2,522
		66,414
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	5,262
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	1,902
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,386
		8,550
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	5,875
Mississippi Development Bank Revenue
Series A, 5.00%, 4/1/28, Continuously Callable @100	390	398
Series A, 5.00%, 4/1/28, Pre-refunded 4/1/23 @ 100	920	944
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	6,410	6,432

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	$2,240	$2,209
4.00%, 1/1/37, Continuously Callable @100	2,260	2,207
4.00%, 1/1/39, Continuously Callable @100	1,850	1,783
4.00%, 1/1/40, Continuously Callable @100	2,675	2,566
		22,414
Missouri (1.2%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	511
5.00%, 3/1/36, Continuously Callable @100	750	759
4.00%, 3/1/41, Continuously Callable @100	750	657
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,075	2,155
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,048
5.00%, 5/1/30, Continuously Callable @100	2,310	2,362
5.00%, 5/15/32, Continuously Callable @103	1,555	1,589
5.25%, 5/1/33, Continuously Callable @100	2,350	2,406
5.00%, 2/1/34, Continuously Callable @104	2,000	2,037
5.00%, 5/15/36, Continuously Callable @103	4,565	4,626
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,023
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,311
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	23,528
St. Louis County IDA Revenue
5.00%, 9/1/23	595	597
5.50%, 9/1/33, Continuously Callable @100	2,750	2,753
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,865	1,934
		52,296
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	8,511

Nebraska (0.4%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	3,721
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,331
5.00%, 11/1/30, Continuously Callable @100	1,600	1,692
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	807
4.00%, 1/1/36, Continuously Callable @102	1,240	1,253
4.00%, 1/1/37, Continuously Callable @102	1,000	1,006
4.00%, 1/1/38, Continuously Callable @102	1,295	1,298
4.00%, 1/1/39, Continuously Callable @102	1,800	1,802
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,542
		15,452
Nevada (1.7%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	663
5.00%, 9/1/31, Continuously Callable @100	1,000	1,054
5.00%, 9/1/33, Continuously Callable @100	1,000	1,044
5.00%, 9/1/37, Continuously Callable @100	1,950	2,014
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	1,905
4.00%, 6/1/37, Continuously Callable @100	7,345	7,406
4.00%, 6/1/38, Continuously Callable @100	6,135	6,171
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (f)	475	461

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 2.75%, 6/15/28 (f)	$1,500	$1,360
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,010
5.00%, 7/1/27	2,220	2,468
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	21,500
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	11,373
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,059
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	4,672
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,176
		73,336
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	5,100	4,510
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,075
5.00%, 8/1/35, Continuously Callable @100	2,700	2,874
5.00%, 8/1/36, Continuously Callable @100	2,000	2,121
5.00%, 8/1/37, Continuously Callable @100	1,500	1,587
		14,167
New Jersey (6.4%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,050
5.00%, 11/1/30, Continuously Callable @100	1,000	1,048
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,808
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,344
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	686
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	806
City of Bayonne, GO (INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	1,135	1,255
5.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	1,000	1,105
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100	550	504
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,557
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,135
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	427
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	600	640
New Jersey Economic Development Authority Revenue
5.00%, 3/1/25, Continuously Callable @100	18,410	18,748
2.46% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (e)	10,000	10,218
2.51% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (e)	10,000	10,247
5.00%, 11/1/36, Continuously Callable @100	2,000	2,112
4.00%, 11/1/38, Continuously Callable @100	1,500	1,443
4.00%, 11/1/39, Continuously Callable @100	2,000	1,911
Series A, 5.00%, 6/15/25	5,125	5,416
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	632
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	959
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	17,291
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	17,103
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	9,392
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	10,484
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,216

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.50%, 9/1/29, Continuously Callable @100	$4,000	$4,327
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,239
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	4,941
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	8,645
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	152
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	374
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	262
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	523
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	980
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	293
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,251
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	3,617
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,820
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,105
5.00%, 10/1/34, Continuously Callable @100	2,000	2,101
5.00%, 10/1/35, Continuously Callable @100	2,620	2,744
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,103
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,568
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,204
5.00%, 6/15/31, Continuously Callable @100	3,000	3,189
Series A, 12/15/25 (h)	20,000	18,024
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,109
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,105
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,087
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,122
Series AA, 4.00%, 6/15/37, Continuously Callable @100	4,250	4,122
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	2,678
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	10,466
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,080
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	10,465
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	8,236
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,032
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,576
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	515
4.00%, 12/1/30, Continuously Callable @100	750	767
4.00%, 12/1/31, Continuously Callable @100	500	511
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	525
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	782
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,111
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	3,985
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,570	3,759
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,252
		269,284
New Mexico (0.3%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101	10,000	7,894
City of Santa Revenue
5.00%, 5/15/34, Continuously Callable @103	625	597
5.00%, 5/15/39, Continuously Callable @103	480	444

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	$1,075	$1,021
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	305
4.00%, 9/1/40, Continuously Callable @100	1,200	1,200
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33, Continuously Callable @103 (f)	600	546
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (f)	1,000	864
		12,871
New York (5.6%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,390	1,480
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,500	1,547
Series A, 5.00%, 12/1/42, Continuously Callable @100	1,925	1,959
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,736
City of New York, GO, Series B, 1.19%, 10/1/46, Continuously Callable @100 (g)	800	800
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	576
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,219
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,053
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/38, Continuously Callable @100	2,500	2,650
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	8,631
Series 2, 1.82% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (d)(e)	3,000	2,870
Series A, 11/15/32 (h)	10,000	6,788
Series A-1, 5.00%, 2/1/23	4,000	4,068
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (d)	7,315	7,922
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	7,543
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	9,026
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	6,487
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	3,827
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,059
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,059
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,090
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	9,375
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,086
4.00%, 12/1/39, Continuously Callable @100	1,200	1,081
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	1,250	1,230
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	2,029
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	15,500	14,302
2.63%, 9/15/69, Continuously Callable @100	3,350	3,081
Series A, 2.10%, 11/15/32, Continuously Callable @100	6,730	5,561
Series A, 2.20%, 11/15/33, Continuously Callable @100	9,000	7,359
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (f)	600	633
6.00%, 7/1/40, Continuously Callable @100 (b)(f)	3,600	3,117
Series A, 5.00%, 5/1/23	15	15
Series A, 5.00%, 5/1/23	735	749
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	15

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/24, Continuously Callable @100	$735	$749
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	26
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,196
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	21
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	997
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	449
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	310
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,102
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	655
Series A, 4.00%, 3/15/41, Continuously Callable @100	21,605	21,123
Series A, 4.00%, 3/15/42, Continuously Callable @100	9,250	8,982
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	4,558
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	21,117
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,058
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,374
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 1.31%, 8/1/50, Continuously Callable @100 (f)(g)	3,800	3,800
New York State Urban Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100	5,000	5,004
Series E, 4.00%, 3/15/39, Continuously Callable @100	5,785	5,783
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,721
5.00%, 6/15/24	1,450	1,531
5.00%, 6/15/25, Continuously Callable @100	1,670	1,761
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	819
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,572
4.00%, 2/15/25	9,750	10,121
4.00%, 2/15/26	3,000	3,136
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,370
		235,420
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,225	1,236
5.00%, 10/1/30, Continuously Callable @100	1,850	1,846
5.00%, 10/1/40, Continuously Callable @103	1,050	1,004
5.00%, 10/1/45, Continuously Callable @103	1,000	934
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	2,632
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	1,857
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	533
		10,042
North Dakota (0.3%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100	1,100	1,037
4.00%, 12/1/37, Continuously Callable @100	1,250	1,168
4.00%, 12/1/38, Continuously Callable @100	1,100	1,022
4.00%, 12/1/40, Continuously Callable @100	1,700	1,567
4.00%, 12/1/41, Continuously Callable @100	1,750	1,606
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	4,562
		10,962

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ohio (2.8%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	$1,000	$922
4.00%, 11/15/37, Continuously Callable @100	800	729
4.00%, 11/15/38, Continuously Callable @100	500	451
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,246
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	7,289
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	4,915
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	10,561
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	7,339
5.00%, 2/15/37, Continuously Callable @100	4,000	4,050
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,361
5.00%, 1/1/36, Continuously Callable @100	1,400	1,402
5.00%, 9/15/39, Continuously Callable @100	1,375	1,460
5.00%, 9/15/40, Continuously Callable @100	1,100	1,167
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25 (h)	4,365	4,022
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	1,890
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	5,582
5.00%, 11/15/37, Continuously Callable @100	2,200	2,276
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,543
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,193
5.00%, 11/1/29	3,655	4,185
5.00%, 11/1/30	3,160	3,648
5.00%, 11/1/31	2,000	2,322
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,067
5.00%, 5/1/33, Continuously Callable @100	500	525
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,038
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,518
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	765
5.00%, 12/1/35, Continuously Callable @100	750	753
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	7,566
5.00%, 1/15/35, Continuously Callable @100	6,000	6,270
5.00%, 1/15/36, Continuously Callable @100	3,070	3,199
4.00%, 11/15/36, Continuously Callable @100	1,260	1,160
4.00%, 11/15/38, Continuously Callable @100	1,270	1,143
4.00%, 11/15/40, Continuously Callable @100	655	580
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	965
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	1,716
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,612
4.00%, 12/1/32, Continuously Callable @100	1,500	1,507
4.00%, 12/1/33, Continuously Callable @100	1,600	1,601
4.00%, 12/1/34, Continuously Callable @100	1,795	1,781
		117,319
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	3,923
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	2,000	1,944
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	972

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/15/30, Continuously Callable @102	$1,780	$1,824
		8,663
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	501
5.00%, 11/15/37, Continuously Callable @102	500	495
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	292
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	1,832
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103	800	699
		3,819
Pennsylvania (7.5%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	7,856
5.00%, 4/1/36, Continuously Callable @100	8,000	8,554
4.00%, 7/15/37, Continuously Callable @100	2,000	1,971
4.00%, 7/15/38, Continuously Callable @100	1,500	1,450
4.00%, 7/15/39, Continuously Callable @100	1,440	1,439
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,532
4.00%, 12/1/34, Continuously Callable @100	1,475	1,502
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,133
5.00%, 11/1/34, Continuously Callable @100	2,000	1,897
5.00%, 11/1/35, Continuously Callable @100	3,000	2,829
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,039
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	343
5.00%, 10/1/31, Continuously Callable @103	450	473
5.00%, 10/1/37, Continuously Callable @103	2,260	2,346
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	1,934
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,010
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,792
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,348
5.00%, 6/1/34, Continuously Callable @100	2,000	2,146
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,287
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,430
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	795
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	848
County of Beaver, GO
4.00%, 4/15/28	2,195	2,325
4.00%, 4/15/28	695	758
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	651
4.00%, 4/15/29, Continuously Callable @100	1,900	1,990
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	554
4.00%, 4/15/30, Continuously Callable @100	4,490	4,677
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	1,961
4.00%, 7/1/38, Continuously Callable @100	2,000	1,950
4.00%, 7/1/39, Continuously Callable @100	2,000	1,940
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,359
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,212

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/37, Continuously Callable @100	$2,130	$2,048
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,037
4.00%, 6/1/31, Continuously Callable @100	1,000	1,021
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,262
5.00%, 10/1/35, Continuously Callable @100	2,220	2,286
5.00%, 10/1/39, Continuously Callable @100	2,250	2,260
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,274
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,759
Lancaster Higher Education Authority Revenue, 5.00%, 10/1/42, Continuously Callable @100	3,360	3,417
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100	250	222
4.00%, 3/1/41, Continuously Callable @100	250	219
4.00%, 3/1/46, Continuously Callable @100	750	635
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	1,850
5.00%, 9/1/35, Continuously Callable @100	1,850	1,950
4.00%, 9/1/36, Continuously Callable @100	1,100	1,052
4.00%, 9/1/37, Continuously Callable @100	1,000	948
5.00%, 9/1/37, Continuously Callable @100	1,750	1,837
4.00%, 9/1/38, Continuously Callable @100	900	848
4.00%, 9/1/39, Continuously Callable @100	1,000	937
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,071
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,606
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,598
Northampton County General Purpose Authority Revenue, 2.24% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (d)(e)	4,645	4,631
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,548
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103	1,750	1,659
4.00%, 7/1/41, Continuously Callable @103	1,050	926
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,625
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,775
Series A, 5.25%, 7/15/26, Pre-refunded 7/15/23 @ 100	2,020	2,092
Series A, 5.25%, 7/15/27, Pre-refunded 7/15/23 @ 100	2,125	2,201
Series A, 5.25%, 7/15/28, Pre-refunded 7/15/23 @ 100	2,245	2,325
Series A, 5.00%, 7/15/30, Pre-refunded 7/15/23 @ 100	2,415	2,495
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,965	2,035
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	11,117
5.00%, 6/1/36, Continuously Callable @100	8,255	8,593
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,570
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,516
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,133
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,460
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	3,836
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	3,684
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	7,494
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	20,029
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,136
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	6,528
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	5,940
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,128
Series B, 4.00%, 12/1/40, Continuously Callable @100	2,000	1,953

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 12/1/40, Continuously Callable @100	$1,500	$1,437
Series B, 4.00%, 12/1/41, Continuously Callable @100	1,750	1,667
Series B, 4.00%, 12/1/41, Continuously Callable @100	1,500	1,455
Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,420
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	798
5.00%, 5/1/36, Continuously Callable @100	1,500	1,596
5.00%, 5/1/38, Continuously Callable @100	1,000	1,063
5.00%, 6/15/40, Continuously Callable @100 (f)	900	872
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	1,788
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	305
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,144
5.00%, 3/1/37, Continuously Callable @100	1,500	1,607
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,077
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,072
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,069
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,065
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,647
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,541
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	10,669
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,352
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,257
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	5,369
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,198
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,093
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,745
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	813
State Public School Building Authority Revenue, 5.00%, 6/1/29, Continuously Callable @100	10,000	10,980
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	6,674
4.00%, 12/1/31, Continuously Callable @100	13,085	13,262
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,463
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (d)	3,300	3,164
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,299
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100	2,600	2,229
		316,087
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,096
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,440
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	4,591
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,078
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,072
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,581
		14,858

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
South Carolina (0.9%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	$1,000	$1,020
4.00%, 11/1/32, Continuously Callable @100	1,000	1,013
Patriots Energy Group Financing Agency Revenue, Series B, 2.01% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (d)(e)	20,000	20,135
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	10,279
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	7,302
		39,749
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	2,894
5.00%, 7/1/36, Continuously Callable @100	3,000	3,186
5.00%, 7/1/37, Continuously Callable @100	3,500	3,707
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,261
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98 (h)	875	586
4/1/33, Continuously Callable @96 (h)	875	557
4/1/34, Continuously Callable @94 (h)	875	529
4/1/35, Continuously Callable @92 (h)	875	499
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/52, (Put Date 11/1/31) (d)	3,500	3,708
		20,927
Texas (9.9%):
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,105	1,134
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	2,746
5.00%, 12/1/27, Continuously Callable @100	2,990	2,970
5.00%, 12/1/28, Continuously Callable @100	1,640	1,620
5.00%, 12/1/29, Continuously Callable @100	1,600	1,570
5.00%, 12/1/30, Continuously Callable @100	1,700	1,658
5.25%, 12/1/35, Continuously Callable @100	5,150	4,995
Central Texas Regional Mobility Authority Revenue
5.00%, 1/1/23	500	508
1/1/24 (h)	7,000	6,731
1/1/26 (h)	2,535	2,268
5.00%, 1/1/33, Pre-refunded 1/1/23 @ 100	3,500	3,563
Series A, 5.00%, 1/1/34, Pre-refunded 7/1/25 @ 100	1,250	1,353
Series A, 5.00%, 1/1/35, Pre-refunded 7/1/25 @ 100	1,100	1,191
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	10,363
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	8,758
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,629
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,627
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,363
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,575
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	4,726
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	1,850
4.00%, 7/15/33, Continuously Callable @100	1,100	1,126
4.00%, 7/15/34, Continuously Callable @100	1,050	1,072
4.00%, 7/15/35, Continuously Callable @100	1,000	1,016
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,431

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/30, Continuously Callable @100	$1,000	$1,056
5.00%, 9/1/32, Continuously Callable @100	5,615	5,927
5.00%, 9/1/33, Continuously Callable @100	5,345	5,640
5.00%, 9/1/34, Continuously Callable @100	2,150	2,268
5.00%, 9/1/35, Continuously Callable @100	1,575	1,656
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	755
4.00%, 3/1/33, Continuously Callable @100	1,000	1,018
4.00%, 3/1/34, Continuously Callable @100	1,000	1,015
4.00%, 3/1/36, Continuously Callable @100	1,500	1,512
Clifton Higher Education Finance Corp. Revenue
Series A, 4.00%, 8/15/38, Continuously Callable @100	1,085	1,088
Series A, 4.00%, 8/15/39, Continuously Callable @100	1,130	1,130
Series A, 4.00%, 8/15/40, Continuously Callable @100	1,180	1,176
Series A, 4.00%, 8/15/41, Continuously Callable @100	1,225	1,215
Series A, 4.00%, 8/15/42, Continuously Callable @100	1,275	1,257
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,195
4.00%, 8/15/34, Continuously Callable @100	2,275	2,334
4.00%, 8/15/35, Continuously Callable @100	2,375	2,422
4.00%, 8/15/36, Continuously Callable @100	3,710	3,763
4.00%, 8/15/37, Continuously Callable @100	3,860	3,898
4.00%, 8/15/38, Continuously Callable @100	4,015	4,046
4.00%, 8/15/39, Continuously Callable @100	4,305	4,332
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,330
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,076
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	7,783
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 6/1/28, Continuously Callable @100	1,400	1,420
Series C-2, 1.48% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (d)(e)	3,330	3,359
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	799
5.00%, 3/1/31, Continuously Callable @100	2,030	2,161
5.00%, 3/1/32, Continuously Callable @100	2,500	2,661
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @ 100	3,850	3,874
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @ 100	4,075	4,100
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,171
5.00%, 2/1/34, Continuously Callable @100	4,000	4,161
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,301
5.00%, 9/1/30, Continuously Callable @100	1,380	1,476
5.00%, 9/1/31, Continuously Callable @100	2,000	2,132
5.00%, 9/1/32, Continuously Callable @100	1,500	1,590
5.00%, 9/1/33, Continuously Callable @100	2,680	2,819
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	5,405	5,366
Mesquite Health Facilities Development Corp. Revenue
2/15/26 (k)(i)	3,100	2,458
2/15/35, Continuously Callable @100 (k)(i)	1,075	852
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,020
4.00%, 11/1/36, Continuously Callable @102	1,475	1,325
Series A, 2.25%, 7/1/30 (k)	7,500	6,707
Series A, 2.25%, 7/1/35 (k)	9,000	8,048

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	$1,635	$1,641
4.00%, 4/1/33, Continuously Callable @100	2,000	1,993
4.00%, 4/1/34, Continuously Callable @100	4,470	4,403
4.00%, 4/1/35, Continuously Callable @100	1,650	1,606
4.00%, 4/1/36, Continuously Callable @100	2,150	2,066
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	7,175
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	5,727
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	8,455
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,620
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	14,635
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,558
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	7,953
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29 (h)	20,000	16,354
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,031
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,714
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,395
5.00%, 7/1/33, Continuously Callable @100	3,250	3,491
5.00%, 7/1/34, Continuously Callable @100	2,500	2,686
Port of Port Arthur Navigation District Revenue
Series A, 0.80%, 4/1/40, Continuously Callable @100 (g)	6,400	6,400
Series B, 0.80%, 4/1/40, Continuously Callable @100 (g)	2,770	2,770
Series C, 0.82%, 4/1/40, Continuously Callable @100 (g)	28,510	28,510
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/38, Continuously Callable @100	850	796
4.00%, 4/1/39, Continuously Callable @100	1,000	929
4.00%, 4/1/40, Continuously Callable @100	1,000	926
4.00%, 4/1/41, Continuously Callable @100	895	824
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (d)	14,935	15,026
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,270
5.00%, 11/15/31, Continuously Callable @100	2,250	2,369
5.00%, 11/15/32, Continuously Callable @100	2,365	2,478
5.00%, 11/15/37, Continuously Callable @100	2,175	2,250
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	19,331
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	20,209
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30	9,835	10,492
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,022
4.00%, 12/31/38, Continuously Callable @100	3,850	3,514
4.00%, 6/30/39, Continuously Callable @100	2,150	1,956
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,249
		415,359
Utah (0.2%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (f)	3,047	3,054
Series B, 12.00%, 8/1/30, Continuously Callable @100 (f)	1,668	1,672
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103	1,045	877

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	$1,000	$794
		6,397
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/33, Continuously Callable @103	3,950	3,472
4.00%, 5/1/37, Continuously Callable @103	4,190	3,645
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,599
		9,716
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (f)	6,500	6,954

Virginia (0.6%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,157
4.00%, 7/1/37, Continuously Callable @100	1,205	1,176
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Pre-refunded 10/1/24 @ 102	2,150	2,332
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	791
5.00%, 6/15/34, Continuously Callable @100	2,620	2,747
5.00%, 6/15/35, Continuously Callable @100	1,930	2,017
Virginia College Building Authority Revenue, 4.00%, 2/1/36, Continuously Callable @100	3,000	3,057
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	500	491
Series A, 4.00%, 1/1/38, Continuously Callable @103	6,000	5,864
Series A, 4.00%, 1/1/39, Continuously Callable @103	7,000	6,827
		26,459
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,235
5.00%, 8/15/34, Continuously Callable @100	3,470	3,623
5.00%, 7/1/35, Continuously Callable @100	2,355	2,482
5.00%, 7/1/36, Continuously Callable @100	2,250	2,365
4.00%, 7/1/37, Continuously Callable @100	3,125	2,975
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	2,658	2,448
		17,128
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	1,981
5.00%, 1/1/34, Continuously Callable @100	2,360	2,432
5.00%, 6/1/34, Continuously Callable @100	2,970	3,167
5.00%, 1/1/35, Continuously Callable @100	2,920	2,999
5.00%, 6/1/35, Continuously Callable @100	2,405	2,557
5.00%, 9/1/38, Continuously Callable @100	1,000	1,048
5.00%, 9/1/39, Continuously Callable @100	1,000	1,047
		15,231
Wisconsin (1.5%):
Public Finance Authority Revenue
3.00%, 4/1/25 (f)	230	227
4.00%, 3/1/29	890	839
4.00%, 6/15/29, Continuously Callable @100 (f)	260	248
4.00%, 9/1/29, Continuously Callable @103 (f)	1,250	1,193
4.00%, 3/1/30	950	885
4.00%, 3/1/34, Continuously Callable @100	3,520	3,158
5.25%, 5/15/37, Continuously Callable @102 (f)	1,000	963
5.00%, 6/15/39, Continuously Callable @100 (f)	410	405
5.00%, 9/1/39, Continuously Callable @103 (f)	2,230	2,237

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/40, Continuously Callable @100	$3,500	$3,659
5.00%, 4/1/40, Continuously Callable @100 (f)	1,175	1,189
4.00%, 7/1/41, Continuously Callable @100 (f)	675	621
4.00%, 1/1/42, Continuously Callable @103	1,150	1,103
4.00%, 4/1/42, Continuously Callable @100 (f)	900	797
5.00%, 4/1/43, Continuously Callable @100 (j)	4,185	4,178
5.00%, 1/1/45, Continuously Callable @100	3,275	3,395
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,456
Series A, 4.00%, 7/1/41, Continuously Callable @100	770	658
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	4,710
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,501
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27	360	356
4.00%, 1/1/28, Continuously Callable @103	370	361
4.00%, 1/1/29, Continuously Callable @103	390	376
4.00%, 1/1/30, Continuously Callable @103	405	385
5.00%, 8/15/34, Continuously Callable @100	1,000	1,030
4.00%, 2/15/35, Continuously Callable @100	500	512
4.00%, 9/15/36, Continuously Callable @103	530	473
4.00%, 11/15/36, Continuously Callable @100	9,830	9,720
4.00%, 1/1/37, Continuously Callable @103	1,460	1,329
4.00%, 2/15/37, Continuously Callable @100	1,000	1,010
4.00%, 3/15/40, Continuously Callable @100	750	655
4.00%, 9/15/41, Continuously Callable @103	510	437
4.00%, 12/1/41, Continuously Callable @100	850	760
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,135
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,506
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	1,943
		61,410
Total Municipal Bonds (Cost $4,233,328)		4,138,343

Total Investments (Cost $4,234,538) — 98.8%		4,139,578
Other assets in excess of liabilities — 1.2%		52,334
NET ASSETS - 100.00%		$4,191,912

(a)	Security was fair valued based using significant unobservable inputs as of June 30, 2022.
(b)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At June 30, 2022, illiquid securities were 0.2% of the Fund’s net assets.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(d)	Put Bond.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $102,837 thousands and amounted to 2.5% of net assets.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy.
(j)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(k)	Currently the issuer is in default with respect to interest and/or principal payments.
(l)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%.
(m)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2022
(Unaudited)

DIP—Debtor-In-Possession
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (0.0%)(a)
Real Estate (0.0%):
Northwest Senior Housing Corp. - Edgemere Project, Promissory Note, DIP Loan, 10.00%, 12/31/23 (b)(l)(o)	$992	$992
Total Corporate Bonds (Cost $992)		992

Municipal Bonds (99.1%)
Alabama (1.3%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	4,000	3,591
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100	4,500	4,663
Series A, 4.00%, 12/1/51, Continuously Callable @100	3,000	2,710
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	1,771
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	11,871
Wilsonville Industrial Development Board Revenue, Series D, 0.70%, 1/1/24, Continuously Callable @100 (c)	2,000	2,000
		26,606
Alaska (0.0%):(a)
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	889

Arizona (2.0%):
Arizona Health Facilities Authority Revenue, 2.76% (MUNIPSA+185bps), 2/1/48 (d)	5,000	5,044
Arizona IDA Revenue
5.00%, 7/1/52, Continuously Callable @100	1,725	1,813
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	814
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29	1,000	1,150
Series B, 5.50%, 7/1/30	1,500	1,743
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100	1,600	1,608
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	931
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	9,959
Tempe IDA Revenue, 4.00%, 12/1/46, Continuously Callable @102	2,500	1,875
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,209
5.00%, 7/1/42, Continuously Callable @100	1,250	1,288
5.00%, 7/1/44, Continuously Callable @100	6,000	6,022
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (e)	2,500	2,025
The Pima County IDA Revenue, 4.00%, 9/1/29, Continuously Callable @100	3,000	3,019
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,612
		40,112
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
3.34%, 7/1/28	1,000	820
3.55%, 7/1/29	1,165	910
3.67%, 7/1/30	1,150	859

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.20%, 7/1/36	$2,500	$1,397
		3,986
California (5.8%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,046
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	3,027
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	3,646
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.)
Series DBE-8052, 1.31%, 4/1/52, Callable 8/8/22 @ 100 (c)(e)	3,245	3,245
Series DBE-8065, 1.31%, 11/1/52, Callable 9/6/22 @ 100 (c)(e)	10,000	10,000
Cerritos Community College District, GO
Series D, 3.25%, 8/1/31	1,000	746
Series D, 3.38%, 8/1/32	2,500	1,784
Series D, 3.49%, 8/1/33	2,175	1,482
Series D, 3.58%, 8/1/34	1,000	651
Series D, 3.68%, 8/1/35	1,500	931
Series D, 3.74%, 8/1/36	2,200	1,304
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 1.31%, 12/1/52, Callable 8/8/22 @ 100 (c)(e)	12,000	12,000
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 4.32%, 8/1/41	8,500	3,758
El Camino Community College District, GO
Series C, 3.69%, 8/1/34	3,000	1,928
Series C, 4.07%, 8/1/38	3,000	1,569
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 4.48%, 6/1/42	10,000	4,133
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	2,000	2,061
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,440	1,443
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (g)	1,200	1,278
8/1/42, Continuously Callable @100 (h)	4,500	4,552
Paramount Unified School District, GO
3.70%, 8/1/34	1,860	1,194
3.81%, 8/1/35	2,000	1,220
3.93%, 8/1/36	2,750	1,590
4.02%, 8/1/37	2,750	1,508
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36Continuously Callable @100	2,560	2,647
Series A, 5.00%, 3/1/40 Continuously Callable @100	2,000	2,062
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,610
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 4.39%, 8/1/36	13,605	7,380
Series G, 4.49%, 8/1/37	14,285	7,314
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 3.92%, 4/1/29	15,000	11,541

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of California, GO
5.00%, 2/1/38, Continuously Callable @100	$6,750	$6,852
5.00%, 10/1/47, Continuously Callable @100	5,000	5,299
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 3.95%, 8/1/34	8,885	5,535
		117,336
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,387
4.00%, 1/1/52, Continuously Callable @100	675	533
5.00%, 4/1/53, Continuously Callable @100	750	793
4.00%, 1/1/62, Continuously Callable @100	795	603
Series A, 5.25%, 4/1/43, Pre-refunded 4/1/23 @ 100	2,500	2,569
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	6,475
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,395
Series A, 4.00%, 8/1/44, Continuously Callable @100	2,070	1,904
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,324
Series A, 4.00%, 12/1/50, Continuously Callable @103	7,250	6,181
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	689
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 4.72%, 9/1/35, Continuously Callable @64	10,000	5,411
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,041
5.00%, 12/1/46, Continuously Callable @100	2,500	2,600
5.00%, 12/1/51, Continuously Callable @100	2,000	2,076
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,212
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,067
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	908
		46,168
Connecticut (0.6%):
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	2,535
Series U, 4.00%, 7/1/52, Continuously Callable @100	3,000	2,693
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	5,964
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,691
		12,883
District of Columbia (0.7%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8070, 1.31%, 8/1/40, Callable 1/1/32 @ 105 (c)(e)	7,500	7,500
District of Columbia Revenue
5.00%, 7/1/36, Pre-refunded 7/1/22 @ 100	1,305	1,305
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,771
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,510
5.00%, 7/1/49, Continuously Callable @100	1,275	1,277
5.00%, 7/1/54, Continuously Callable @100	1,140	1,134
		14,497
Florida (7.6%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable @103	700	590
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	2,024
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,082

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Jacksonville Revenue
5.00%, 10/1/29, Continuously Callable @100	$2,270	$2,286
4.00%, 11/1/45, Continuously Callable @100	2,500	2,282
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	503
5.00%, 9/1/42, Continuously Callable @100	1,000	1,006
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103	8,000	6,475
Series A, 4.00%, 9/1/51, Continuously Callable @103	2,895	2,314
County of Miami-Dade FL Water & Sewer System Revenue, Series B, 4.00%, 10/1/44, Continuously Callable @100	21,500	20,866
County of Miami-Dade Florida Water & Sewer System Revenue, 4.00%, 10/1/51, Continuously Callable @100	2,500	2,375
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,789
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	4,000	3,722
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	1,978
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100	6,265	5,715
4.00%, 8/15/50, Continuously Callable @100	5,050	4,502
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100	600	495
4.00%, 2/1/52, Continuously Callable @100	4,000	3,361
4.00%, 7/1/55, Continuously Callable @100	500	395
Series A, 5.00%, 6/15/55, Continuously Callable @100	1,500	1,527
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,044
4.00%, 10/1/44, Continuously Callable @100	1,400	1,277
5.00%, 3/1/49, Continuously Callable @100	1,250	1,136
4.00%, 10/1/49, Continuously Callable @100	1,150	1,024
Florida Municipal Loan Council Revenue (INS - Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,500
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded 6/1/25 @ 100	3,000	3,236
Lee County IDA Revenue
5.75%, 10/1/42, Pre-refunded 10/1/22 @ 100	4,000	4,044
5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	5,000	5,152
5.00%, 11/15/49, Continuously Callable @103	12,350	12,321
Series A, 5.25%, 10/1/52, Continuously Callable @103	1,000	958
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	4,115
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	2,500	2,255
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,118
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,008
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,844
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,407
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	2,070	1,827
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	155
5.00%, 5/15/47, Continuously Callable @100	5,000	4,702
Series A, 5.00%, 11/1/52, Continuously Callable @100 (k)	250	252
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,043

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	$1,000	$1,005
5.25%, 10/1/30, Continuously Callable @100	1,000	1,006
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	1,003
5.00%, 1/1/55, Continuously Callable @103	1,000	1,002
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	1,855
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	5,262
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 8/1/22 @ 100	2,200	2,201
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,050
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,152
		153,241
Georgia (2.1%):
Appling County Development Authority Revenue
0.74%, 9/1/29, Continuously Callable @100 (c)	4,600	4,600
0.74%, 9/1/41, Continuously Callable @100 (c)	4,400	4,400
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,774
Development Authority of Heard County Revenue, 0.75%, 9/1/26, Continuously Callable @100 (c)	1,300	1,300
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	14,083
Glynn Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,500	1,517
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	3,233
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	1,100	942
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	1,700	1,589
The Burke County Development Authority Revenue
0.74%, 11/1/48, Continuously Callable @100 (c)	300	300
Series 1, 0.65%, 7/1/49, Continuously Callable @100 (c)	8,100	8,100
		42,838
Illinois (14.1%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,530	1,724
Series A, 5.00%, 12/1/38, Pre-refunded 12/1/27 @ 100	1,555	1,752
Series A, 5.00%, 12/1/39, Pre-refunded 12/1/27 @ 100	1,400	1,578
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100	1,800	1,826
Series A, 4.00%, 12/1/47, Continuously Callable @100	8,220	7,212
Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	5,087
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,537
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	3,536
Chicago O’Hare International Airport Revenue
5.75%, 1/1/43, Continuously Callable @100	5,000	5,072
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	972
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,212
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,104
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,202

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	$4,000	$4,068
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,107
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,095
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,049
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	4,000	3,734
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,109
Cook County Community College District No. 508, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	9,854
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	8,129
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	1,929
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	14,240
5.50%, 4/1/32, Continuously Callable @100	7,065	7,069
4.00%, 2/1/33, Continuously Callable @100	6,000	6,021
5.00%, 5/15/37, Continuously Callable @100	700	709
4.00%, 3/1/38, Continuously Callable @100	2,000	2,008
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	22
5.00%, 8/1/42, Continuously Callable @100	750	774
6.00%, 7/1/43, Continuously Callable @100	5,000	5,167
5.00%, 1/1/44, Pre-refunded 1/1/28 @ 100	10,000	11,291
5.00%, 8/15/44, Continuously Callable @100	2,000	2,048
4.00%, 12/1/46, Continuously Callable @100	4,500	3,995
5.00%, 2/15/47, Continuously Callable @100	1,000	932
5.00%, 5/15/47, Continuously Callable @100	1,155	1,166
5.00%, 8/1/47, Continuously Callable @100	750	769
5.00%, 12/1/47, Continuously Callable @100	2,000	2,035
5.00%, 10/1/49, Continuously Callable @100	1,250	1,360
5.00%, 2/15/50, Continuously Callable @100	500	461
5.00%, 10/1/51, Continuously Callable @100	1,000	1,087
4.00%, 10/1/55, Continuously Callable @100	2,000	1,690
Series A, 4.00%, 7/1/38, Pre-refunded 7/1/26 @ 100	5,000	5,295
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	11,780
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,500	3,107
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	519
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	10,521
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable @100	4,000	3,750
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	2,039
4.00%, 6/15/50, Continuously Callable @100	7,500	6,499
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	8,836
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	561
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30 (n)	37,550	45,069
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	14,123
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,097
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,448
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,101

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	$1,000	$1,028
4.00%, 2/1/32, Continuously Callable @100	1,000	1,021
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,169
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	10,630
		283,325
Indiana (1.9%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100	5,540	5,543
4.00%, 2/1/39, Continuously Callable @100	3,605	3,596
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,519
5.00%, 11/15/43, Continuously Callable @103	1,970	1,988
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	4,000	4,150
5.00%, 11/15/48, Continuously Callable @103	3,895	3,917
4.00%, 11/15/51, Continuously Callable @100	1,030	833
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,100
Series A, 5.50%, 7/1/52, Continuously Callable @100	4,500	4,718
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,166
		38,530
Iowa (0.6%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	5,939
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,190
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable @100 (k)	1,000	1,031
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	884
		12,044
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (e)	2,500	2,695
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,235
City of Manhattan Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	817
Series A, 4.00%, 6/1/52, Continuously Callable @103	1,500	1,161
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (e)	7,600	7,358
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,059
		19,325
Kentucky (0.8%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,024
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	2,687
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	945
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	4,887
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,106

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/41, Continuously Callable @100	$500	$501
Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,189
		15,339
Louisiana (3.8%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,037
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	5,752
Series B, 4.00%, 12/1/49, AGC: ASSURED GUARANTY CORP., Continuously Callable @100	1,000	1,003
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,285
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,115
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	6,850
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	5,882
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	1,792
4.00%, 10/1/46, Continuously Callable @100	8,210	8,168
5.00%, 10/1/48, Continuously Callable @100	5,000	5,284
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	16
4.00%, 5/15/41, Continuously Callable @100	1,235	1,150
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	6,527
5.00%, 5/15/46, Continuously Callable @100	5,000	5,159
5.00%, 7/1/52, Continuously Callable @100	400	412
4.00%, 1/1/56, Continuously Callable @100	9,000	7,906
5.00%, 7/1/57, Continuously Callable @100	2,000	2,059
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @ 100	30	32
Series A, 4.00%, 12/15/50, Continuously Callable @100	970	911
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	5,000	5,434
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	6,337
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,530
		76,641
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	7,581

Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,007
5.00%, 7/1/46, Continuously Callable @100	4,000	4,080
5.00%, 7/1/47, Continuously Callable @100	2,280	2,350
4.00%, 7/1/51, Continuously Callable @100	1,000	865
Series A, 5.50%, 7/1/44, Continuously Callable @100	2,000	1,827
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,007
Series A, 4.00%, 6/1/49, Pre-refunded 6/1/29 @ 100	1,000	1,087

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 6/1/50, Continuously Callable @100	$1,700	$1,491
Series B, 4.00%, 7/1/50, Continuously Callable @100	975	871
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,170
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,063
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	952
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	10,400
		32,170
Michigan (2.2%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	1,939
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	2,999
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,720
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,270
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	6,333
5.00%, 5/1/48, Continuously Callable @100	3,000	3,159
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	2,939
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,164
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,065
4.00%, 2/15/44, Continuously Callable @100	5,000	4,809
4.00%, 2/15/47, Continuously Callable @100	3,000	2,825
4.00%, 9/1/50, Continuously Callable @100	1,000	922
4.00%, 11/1/55, Continuously Callable @100	4,000	3,646
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	2,784
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100	2,500	2,336
		44,910
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	759
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,080	2,160
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,076
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100	440	411
5.00%, 5/15/40, Continuously Callable @103	5,510	5,567
4.00%, 8/1/41, Continuously Callable @100	410	371
5.00%, 2/1/42, Continuously Callable @104	3,500	3,541
4.00%, 2/1/48, Continuously Callable @100	10,000	8,263
4.00%, 2/15/51, Continuously Callable @100	1,000	874
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,058
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,357
Missouri Development Finance Board Revenue
4.00%, 6/1/46, Continuously Callable @100	17,775	16,640
4.00%, 3/1/51, Continuously Callable @100	2,000	1,654
St Louis Municipal Finance Corp. Revenue, 5.00%, 10/1/45, Continuously Callable @100	3,000	3,270
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,013
5.00%, 9/1/48, Continuously Callable @100	2,000	1,767

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, AGC: Continuously Callable @100	$3,065	$3,279
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,875	1,944
		62,004
Montana (0.3%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	4,000	4,005
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	1,000	946
		4,951
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,073
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,470
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	7,284
		12,827
Nevada (1.0%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	2,845
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,432
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	12,076
		19,353
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	3,000	2,450

New Jersey (4.9%):
New Jersey Economic Development Authority Revenue
2.51% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (d)	20,000	20,494
5.00%, 6/15/40, Continuously Callable @100	8,125	8,239
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	1,979
4.00%, 11/1/44, Continuously Callable @100	3,000	2,770
4.00%, 6/15/49, Continuously Callable @100	4,000	3,651
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,094
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,114
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	3,627
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	2,912
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	180
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,283
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,170
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	2,825
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously Callable @100	2,250	2,344
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,288
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,205
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,231
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,054
Series AA, 4.00%, 6/15/50, Continuously Callable @100	3,000	2,740
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	13,585
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	7,000	6,345

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	$3,000	$3,110
		98,240
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	8,625	7,772
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (e)	670	578
		8,350
New York (2.5%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously Callable @100	4,000	3,997
City of New York, GO, Series 2, 1.25%, 4/1/42, Continuously Callable @100 (c)	300	300
Metropolitan Transportation Authority Revenue
Series A, 11/15/32	5,000	3,394
Series A-2, 5.00%, 11/15/45	5,490	5,945
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	18,128
2.80%, 9/15/69, Continuously Callable @100	1,500	1,384
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	2,514
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,071
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously Callable @100	5,000	4,834
Triborough Bridge & Tunnel Authority Revenue
Series A, 3.67%, 11/15/31	5,000	3,557
Series A, 3.82%, 11/15/32	3,000	2,026
Series B, 11/15/32 (f)	2,500	1,751
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,040
		50,941
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104	2,725	2,808
Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	836
		3,644
North Dakota (0.6%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	2,375	2,100
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	7,603
University of North Dakota Certificate of Participation, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,500	1,448
		11,151
Ohio (2.4%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,596
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	1,829
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	8,600
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	5,074
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,432
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	5,720
County of Montgomery Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/42, Continuously Callable @100	$2,500	$2,179
4.00%, 11/15/45, Continuously Callable @100	2,000	1,706
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,242
5.00%, 12/1/49, Continuously Callable @100	6,000	6,186
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	795
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,037
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100	655	580
Series A, 4.00%, 1/15/50, Continuously Callable @100	5,000	4,520
		47,496
Oklahoma (0.9%):
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	4,250	3,818
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	3,850
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	9,269
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,037
		18,974
Oregon (0.5%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	735	737
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	1,865
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	3,573
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	892
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	1,013
Yamhill County Hospital Authority Revenue
5.00%, 11/15/51, Continuously Callable @102	1,180	984
Series B-2, 2.13%, 11/15/27, Continuously Callable @100	1,000	911
Series B-3, 1.75%, 11/15/26, Continuously Callable @100	1,000	919
		10,894
Pennsylvania (9.1%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	6,920
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	6,798
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,360
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (e)	5,000	5,031
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100	1,000	1,093
5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100	300	327
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,000
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,224
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,009
5.00%, 11/1/50, Continuously Callable @100	8,500	7,382
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	2,643

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	$4,605	$4,434
4.00%, 6/1/50, Continuously Callable @100	6,065	5,833
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,295
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	534
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,050
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	13,908
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,260
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,331
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	1,000	803
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,219
4.00%, 9/1/51, Continuously Callable @100	3,500	3,085
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	2,020
5.00%, 12/1/49, Continuously Callable @103	2,000	2,037
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	4,000	3,685
5.00%, 8/15/48, Continuously Callable @100	2,440	2,520
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,018
5.00%, 5/1/49, Continuously Callable @100	1,350	1,367
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103	1,000	854
Series A, 4.00%, 10/15/51, Continuously Callable @100	2,320	2,121
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,970	2,040
Series A, 5.50%, 7/15/38, Pre-refunded 7/15/23 @ 100	2,750	2,855
Series A, 4.00%, 7/15/46, Continuously Callable @100	2,025	1,831
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,055
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	4,566
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,091
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,201
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,345
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	8,317
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	5,318
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	10,286
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,500	1,355
Series B, 4.00%, 12/1/51, Continuously Callable @100	8,990	8,310
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,185
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	10,603
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	5,406
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,025
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	2,636
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,046
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,028

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The School District of Philadelphia, GO
Series F, 5.00%, 9/1/38, Pre-refunded 9/1/26 @ 100	$10	$11
Series F, 5.00%, 9/1/38, Continuously Callable @100	1,990	2,082
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100	750	704
5.00%, 4/15/59, Continuously Callable @100	3,000	3,178
		182,635
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,096
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,277
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,352
Patriots Energy Group Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @100	1,000	954
Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	937
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,850	1,908
5.00%, 4/1/54, Continuously Callable @103	1,000	994
4.00%, 4/1/54, Continuously Callable @103	1,165	912
		8,057
South Dakota (0.0%):(a)
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Pre-refunded 6/1/23 @ 100	500	514

Tennessee (0.6%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,100
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,005
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	815
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,532
5.00%, 7/1/46, Continuously Callable @100	4,000	4,137
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	1,795
		12,384
Texas (16.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	9,794
4.00%, 8/15/44, Continuously Callable @100	2,170	2,097
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,150
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	7,478
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	549
4.00%, 7/15/45, Continuously Callable @100	8,450	6,506
Capital Area Housing Finance Corp. Revenue (LOC-Deutsche Bank A.G.), Series 2021-XF1131, 1.16%, 12/1/61, Callable 12/1/38 @ 100 (c)(e)	4,600	4,600
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	5,000	4,723
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,545
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @ 100	3,500	3,783

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	$3,850	$3,866
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	6,612
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 3.95%, 8/15/30	18,530	13,485
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	7,977
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	5,914
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	928
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	3,846
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	693
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,042
6.00%, 8/15/43, Continuously Callable @100	2,750	2,857
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,408
4.00%, 8/15/44, Continuously Callable @100	11,000	10,911
5.00%, 8/15/48, Continuously Callable @100	10,000	10,711
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	491
4.00%, 8/15/49, Continuously Callable @100	1,700	1,635
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	6,817
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	4,404
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	1,893
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	1,908
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,098
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	14,841
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	10,058
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,128
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	1,970
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	9,615	9,545
4.00%, 6/1/30, Continuously Callable @100	6,000	5,957
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	15,786
New Hope Cultural Education Facilities Finance Corp. Revenue
2.25%, 7/1/47 (j)	6,000	5,365
5.00%, 4/1/48, Pre-refunded 4/1/26 @ 100	1,250	1,375
4.00%, 11/1/55, Continuously Callable @103	1,250	1,031
2.00%, 11/15/61, Callable 11/15/26 @ 105, Continuously Callable @105 (i)	10,410	6,216
Series A-1, 7.50%, 11/15/37	410	333
Series A-2, 7.50%, 11/15/36	2,565	2,252

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	$1,000	$1,046
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,112
5.00%, 1/1/50, Continuously Callable @100	1,750	1,845
Series B, 5.00%, 9/1/37, Pre-refunded 9/1/31 @ 64.1040	3,000	1,418
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,140
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,235
Port of Port Arthur Navigation District Revenue
Series A, 0.80%, 4/1/40, Continuously Callable @100 (c)	1,500	1,500
Series B, 0.80%, 4/1/40, Continuously Callable @100 (c)	4,000	4,000
Series C, 0.82%, 4/1/40, Continuously Callable @100 (c)	8,470	8,470
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	7,529
Prosper Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	15,923
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	2,000	1,905
5.50%, 10/1/46, Continuously Callable @100	3,000	3,128
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	872
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,028
Series A, 11/15/45 (j)(m)	4,500	1,800
Series B, , 11/15/36 (j)(m)	3,600	1,440
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,164
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	10,389
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,135
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,164
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,444
5.00%, 9/1/40, Continuously Callable @100	2,490	2,530
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,680
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	4,000	3,740
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,578
4.00%, 12/15/49, Continuously Callable @100	3,945	3,749
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	4,932
		334,474
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,500	1,191
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	1,000	715
Utah Charter School Finance Authority Revenue
Series A, 5.63%, 6/15/42, Continuously Callable @100 (e)	500	504
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,550	1,429
		3,839
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,350	1,082
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,089
		4,171

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia (0.5%):
Alexandria IDA Revenue
5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100	$2,600	$2,833
5.00%, 10/1/50, Pre-refunded 10/1/25 @ 100	2,400	2,612
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103 (j)	3,486	2,719
6.05%, 3/1/44, Continuously Callable @103	1,623	1,371
Series C, 0.50%, 3/1/54, Continuously Callable @100) (j)	5,697	855
		10,390
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	9,514
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	3,920
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	5,036
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,118
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102 (e)	3,055	3,163
Series A-1, 3.50%, 12/20/35	985	906
		23,657
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,021

Wisconsin (3.6%):
City of Kaukauna Electric System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	7,923
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102 (e)	2,200	2,061
5.00%, 7/1/44, Continuously Callable @100	6,000	6,402
5.00%, 11/15/44, Continuously Callable @103	460	467
4.00%, 1/1/45, Continuously Callable @100	1,500	1,420
5.00%, 7/1/47, Continuously Callable @100	1,000	999
5.00%, 6/15/49, Continuously Callable @100 (e)	520	499
5.00%, 6/15/49, Continuously Callable @100	1,480	1,468
5.00%, 11/15/49, Continuously Callable @103	2,400	2,432
4.00%, 2/1/51, Continuously Callable @100	1,500	1,292
4.00%, 10/1/51, Continuously Callable @103	2,185	1,782
4.00%, 1/1/52, Continuously Callable @103	2,350	2,154
5.13%, 4/1/52, Continuously Callable @100 (k)	3,000	2,975
5.00%, 7/1/52, Continuously Callable @100	1,000	989
5.00%, 6/15/53, Continuously Callable @100	1,000	989
5.00%, 6/15/54, Continuously Callable @100 (e)	455	431
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,264
Series A, 4.00%, 10/1/47, Continuously Callable @100	4,740	4,285
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	10,007
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	784
Series A, 4.00%, 7/1/56, Continuously Callable @100	2,250	1,974
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (e)	2,870	2,422
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,361
5.00%, 7/1/58, Continuously Callable @100	1,500	1,585
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103	120	101
5.00%, 7/1/49, Continuously Callable @100	1,000	1,051

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/50, Continuously Callable @100	$1,175	$1,179
4.00%, 12/1/51, Continuously Callable @100	500	422
4.00%, 1/1/57, Continuously Callable @103	3,000	2,299
Series A, 5.00%, 9/15/50, Pre-refunded 9/15/23 @ 100	5,000	5,176
Series B, 4.00%, 9/15/45, Continuously Callable @103	475	394
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,005
		71,592
Total Municipal Bonds (Cost $2,089,756)		1,995,707

Total Investments (Cost $2,090,748) — 99.1%		1,996,699
Other assets in excess of liabilities — 0.9%		17,610
NET ASSETS - 100.00%		$2,014,309

(a)	Amount represents less than 0.05% of net assets.

(b)	Security was fair valued based using significant unobservable inputs as of June 30, 2022.

(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $64,112 thousands and amounted to 3.2% of net assets.

(f)	Zero-coupon bond.

(g)	Stepped-coupon security converts to coupon form on 8/24/24 with a rate of 5.95%.

(h)	Stepped-coupon security converts to coupon form on 8/24/24 with a rate of 6.05%.

(i)	Stepped-coupon security converts to coupon from 2% to 5% on 11/15/26.

(j)	Currently the issuer is in default with respect to interest and/or principal payments.

(k)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(l)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(m)	Issuer filed for bankruptcy.

(n)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(o)	The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At June 30, 2022, the Fund held unfunded or partially unfunded loan commitments of $795 thousands, which are held at par.

AGC—Assured Guaranty Corporation

AMBAC—American Municipal Bond Assurance Corporation

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

DIP—Debtor-In-Possession

GO—General Obligation

IDA—Industrial Development Authority

LOC—Letter of Credit

MUNIPSA—Municipal Swap Index

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2022
(Unaudited)

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.4%)
Alabama (4.1%):
Mobile County IDA Revenue (LOC-Swedbank AB), Series B, 0.99%, 7/1/40, Continuously Callable @100 (a)	$15,000	$15,000
West Jefferson Industrial Development Board Revenue, 1.03%, 6/1/28, Continuously Callable @100 (a)	5,190	5,190
		20,190
California (1.2%):
City of Los Angeles Certificate Participation (LOC-U.S. Bancorp), Series A, 1.01%, 8/1/35, Continuously Callable @100 (a)	5,885	5,885

Florida (2.3%):
County of Escambia Revenue, 0.70%, 7/1/22 (a)(c)	11,000	11,000

Georgia (3.7%):
Appling County Development Authority Revenue
0.74%, 9/1/29, Continuously Callable @100 (a)	9,500	9,500
0.74%, 9/1/41, Continuously Callable @100 (a)	1,700	1,700
Heard County Development Authority Revenue, 0.70%, 9/1/29, Continuously Callable @100 (a)	200	200
The Burke County Development Authority Revenue, Series 1, 0.65%, 7/1/49, Continuously Callable @100 (a)	5,775	5,775
The Burke County Development Authority Revenue (NBGA-Southern Co.), 0.75%, 11/1/52, Continuously Callable @100 (a)	1,400	1,400
		18,575
Illinois (5.8%):
Illinois Educational Facilities Authority Revenue (LOC-Huntington National Bank), Series A, 0.97%, 10/1/32, Continuously Callable @100 (a)	14,165	14,165
Illinois Finance Authority Revenue (LOC-Huntington National Bank), 1.01%, 10/1/33, Continuously Callable @100 (a)	235	235
Illinois Finance Authority Revenue (LOC-PNC Financial Services Group), 0.91%, 4/1/37, Continuously Callable @100 (a)	10,000	10,000
Metropolitan Pier & Exposition Authority Revenue (LIQ-Barclays Bank PLC), Series 2015-XF1045, 0.95%, 6/15/53, Callable 8/8/22 @ 100 (a)(d)	4,355	4,355
		28,755
Indiana (2.5%):
City of Berne Revenue (LOC-Federal Home Loan Bank of Indianapolis), 1.04%, 10/1/33, Continuously Callable @100 (a)	4,240	4,240
City of Evansville Revenue (LOC-Fifth Third Bank), 0.96%, 1/1/25, Callable 7/8/22 @ 100 (a)	1,460	1,460
Indiana Finance Authority Revenue (LOC-Federal Home Loan Bank of Indianapolis), 1.05%, 7/1/29, Continuously Callable @100 (a)	6,210	6,210
		11,910
Iowa (4.2%):
Iowa Finance Authority Revenue
0.96%, 6/1/39, Continuously Callable @100 (a)	13,600	13,600
Series B, 0.96%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		20,363
Kansas (4.6%):
City of Burlington Revenue
1.05%, 9/1/35, Continuously Callable @100 (a)	8,250	8,250
Series B, 1.05%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200
City of St. Marys Revenue, 0.90%, 4/15/32, Continuously Callable @100 (a)	10,500	10,500
		22,950
Kentucky (2.5%):
City of Georgetown Revenue (LOC-Fifth Third Bank), 0.96%, 11/15/29, Callable 7/15/22 @ 100 (a)	10,735	10,735

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lexington-Fayette Urban County Government Revenue (LOC-Federal Home Loan Bank of Cincinnati), 1.11%, 12/1/27, Callable 7/7/22 @ 100 (a)	$1,495	$1,495
		12,230
Louisiana (6.1%):
City of New Orleans Revenue (LOC-Capital One, N.A.), 1.09%, 8/1/24, Continuously Callable @100 (a)	2,475	2,475
Parish of St. James Revenue, Series B-1, 0.98%, 11/1/40, Continuously Callable @100 (a)(c)	22,650	22,650
St. Tammany Corp. Revenue (LOC-Federal Home Loan Bank of Dallas), 1.05%, 3/1/33, Continuously Callable @100 (a)	4,660	4,660
		29,785
Maryland (1.6%):
Town of Williamsport Revenue (LOC-Manufacturers & Traders Trust Co.), 0.98%, 11/1/37 (a)	7,810	7,810

Michigan (0.4%):
Michigan Strategic Fund Revenue (LOC-Fifth Third Bank), 0.98%, 3/1/37, Continuously Callable @100 (a)	1,800	1,800

Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue (LOC-Federal Home Loan Bank of Dallas), 1.05%, 3/1/33, Continuously Callable @100 (a)	3,290	3,290

Missouri (4.0%):
Jackson County IDA Revenue (LOC-Commerce Bank, N.A.), 0.95%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000

Nebraska (0.6%):
County of Washington Revenue, Series B, 0.94%, 12/1/40, Continuously Callable @100 (a)	3,000	3,000

New Hampshire (4.0%):
New Hampshire Business Finance Authority Revenue (LOC-Landesbank Hessen-Thuringen), 0.97%, 9/1/30, Continuously Callable @100 (a)	19,990	19,990

New Mexico (1.0%):
New Mexico Hospital Equipment Loan Council Revenue (LOC-Fifth Third Bank), 0.98%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000

New York (13.4%):
Binghamton City School District GO, 1.00%, 1/20/23	4,000	4,012
Build NYC Resource Corp. Revenue (LOC-Toronto-Dominion Bank), 1.08%, 12/1/45, Continuously Callable @100 (a)	5,185	5,185
County of Chautauqua Industrial Development Agency Revenue (LOC-Citizens Financial Group), Series A, 0.95%, 8/1/27, Continuously Callable @100 (a)	1,365	1,365
County of St. Lawrence, GO, 1.00%, 7/7/22	6,000	6,001
Guilderland Industrial Development Agency Revenue (LOC-Key Bank, N.A.), Series A, 1.02%, 7/1/32, Continuously Callable @100 (a)	2,705	2,705
Lewiston-Porter Central School District, GO, Series A, 1.00%, 7/13/22	4,850	4,850
Liverpool Central School District, GO, 1.00%, 9/23/22	4,048	4,056
Metropolitan Transportation Authority Revenue (LOC-Barclays Bank PLC), 0.90%, 11/1/35, Callable 8/1/22 @ 100 (a)(b)	16,000	16,000
New York City Capital Resources Corp. Revenue (LOC-Manufacturers & Traders Trust Co.), 1.13%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
Onondaga County Industrial Development Agency Revenue (LOC-Manufacturers & Traders Trust Co.), 0.98%, 12/1/31, Continuously Callable @100 (a)	4,790	4,790
Ramapo Housing Authority Revenue (LOC-Manufacturers & Traders Trust Co.), 0.98%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
St. Lawrence County Industrial Development Agency Revenue (LOC-Citizens Financial Group), 1.11%, 7/1/37 (a)	$1,795	$1,795
		66,544
Ohio (0.3%):
County of Hamilton Revenue (LOC-Fifth Third Bank), 0.96%, 12/1/24 (a)	1,550	1,550

Oklahoma (5.5%):
Edmond Economic Development Authority Revenue (LOC-Bank of Oklahoma, N.A.), Series A, 0.95%, 6/1/31, Callable 8/1/22 @ 100 (a)	4,520	4,520
Garfield County Industrial Authority Revenue, Series A, 0.91%, 1/1/25, Callable 8/3/22 @ 100 (a)(c)	20,900	20,900
Muskogee Industrial Trust Revenue, Series A, 0.91%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		27,420
Rhode Island (1.4%):
Rhode Island Commerce Corp. Revenue (LOC-Citizens Financial Group), 0.98%, 3/1/38, Callable 8/1/22 @ 100 (a)	3,210	3,210
Rhode Island Health and Educational Building Corp. Revenue (LOC-Citizens Financial Group), 0.58%, 6/1/35, Callable 8/1/22 @ 100 (a)	3,800	3,800
		7,010
South Carolina (2.9%):
South Carolina Jobs-Economic Development Authority Revenue (LOC-Federal Home Loan Bank of Indianapolis), 0.88%, 5/1/61, Continuously Callable @100 (a)	14,400	14,400

Tennessee (6.1%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.92%, 5/1/39, Continuously Callable @100 (a)(c)	23,700	23,700
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC-Fifth Third Bank), 0.96%, 12/1/24, Callable 7/8/22 @ 100 (a)	6,535	6,535
		30,235
Texas (7.9%):
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 1.01%, 12/1/40, Callable 8/1/22 @ 100 (a)	16,000	16,000
Port of Port Arthur Navigation District Revenue
1.18%, 11/1/40, Continuously Callable @100 (a)(c)	4,000	4,000
Series A, 0.80%, 4/1/40, Continuously Callable @100 (a)	9,850	9,850
Series B, 0.80%, 4/1/40, Continuously Callable @100 (a)	9,525	9,525
Series C, 0.82%, 4/1/40, Continuously Callable @100 (a)	100	100
		39,475
Utah (3.1%):
Utah Housing Corp. Revenue (LIQ-Deutsche Bank A.G.), Series 2019-XF1081, 1.16%, 3/1/62, Callable 7/13/22 @ 100 (a)(d)	15,300	15,300

Virginia (4.0%):
Loudoun County Economic Development Authority Revenue
Series A, 0.80%, 2/15/38, Callable 8/1/22 @ 100 (a)	6,000	6,000
Series B, 0.80%, 2/15/38, Callable 8/1/22 @ 100 (a)	10,000	10,000
Series E, 0.72%, 2/15/38, Callable 8/1/22 @ 100 (a)	3,795	3,795
		19,795
Washington (1.5%):
Washington Higher Education Facilities Authority Revenue, 0.95%, 10/1/31, Callable 8/3/22 @ 100 (a)	7,485	7,485
Total Municipal Bonds (Cost $471,747)		471,747

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (7.1%)
Houston Texas
1.20%, 7/6/22	$15,000	$15,000
1.25%, 7/21/22	5,000	5,000
University of Texas, 1.07%, 7/11/22	15,000	15,000
Total Commercial Paper (Cost $35,000)		35,000

Total Investments (Cost $506,747) — 102.5%		506,747
Liabilities in excess of other assets — (2.5)%		(12,564)
NET ASSETS - 100.00%		$494,183

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $19,655 thousands and amounted to 4.0% of net assets.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LOC—Letter of Credit

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (100.3%)
Alabama (3.2%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	$1,340
Black Belt Energy Gas District Revenue
2.42% (SOFR+140bps), 7/1/52, (Put Date 6/1/27) (a)(b)(c)	3,300	3,300
4.00%, 10/1/52, (Put Date 12/1/26) (c)	3,000	3,043
Series B-1, 2.05% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (a)(c)	10,000	9,956
Chatom Industrial Development Board Revenue, 5.00%, 8/1/30	1,275	1,454
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put date 10/1/24) (c)	450	441
2.00%, 11/1/33, (Put date 10/1/24) (c)	425	417
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put date 10/1/24) (c)	3,650	3,579
1.37%, 5/1/34, (Put date 6/16/25) (c)	5,875	5,606
		29,136
Arizona (5.2%):
Arizona Health Facilities Authority Revenue, 2.76% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (a)(c)	25,000	25,221
Arizona IDA Revenue
Series A-3, 3.00%, 12/15/31, Continuously Callable @100 (d)	525	471
Series B, 4.00%, 7/1/31	315	315
Maricopa County IDA Revenue
4.00%, 7/1/29 (d)	750	735
3.00%, 7/1/31 (d)	500	458
Series C, 1.48% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (a)(c)	2,290	2,298
Series C, 1.71% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (a)(c)	7,735	7,712
Pinal County IDA Revenue, 4.00%, 10/1/22	3,600	3,616
Tempe IDA Revenue
Series A, 4.00%, 12/1/26	240	230
Series A, 4.00%, 12/1/27	355	335
Series A, 4.00%, 12/1/28	365	340
Series A, 4.00%, 12/1/29	380	350
Series A, 4.00%, 12/1/30, Continuously Callable @102	495	443
Series A, 4.00%, 12/1/31, Continuously Callable @102	465	417
Series C-1, 1.50%, 12/1/27, Continuously Callable @100	1,965	1,627
The Yavapai County IDA Revenue, 1.75%, 4/1/29, (Put Date 9/1/22) (c)	3,000	3,000
		47,568
Arkansas (0.7%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,280
5.00%, 9/1/31, Continuously Callable @100	1,200	1,300
5.00%, 9/1/44, (Put Date 9/1/27) (c)	4,000	4,284
		6,864
California (2.9%):
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/24	250	263
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30	200	216
California Infrastructure & Economic Development Bank Revenue, 1.26% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (a)(c)	2,000	1,973
California Municipal Finance Authority Revenue
2.75%, 11/15/27, Continuously Callable @100	785	725
Series B-2, 2.13%, 11/15/26, Continuously Callable @100	820	746
California Public Finance Authority Revenue, Series A, 4.00%, 10/15/22	245	247
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8066, 1.31%, 4/1/60, Callable 10/1/32 @ 100 (d)(e)	5,000	5,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 1.31%, 12/1/52, Callable 8/8/22 @ 100 (d)(e)	$11,000	$11,000
Newman Crows Landing Unified School District, GO, 2.46%, 8/1/25	1,000	927
Sierra View Local Health Care District Revenue
5.00%, 7/1/27	315	345
5.00%, 7/1/28	330	365
5.00%, 7/1/29	315	349
5.00%, 7/1/30	310	345
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,656
		27,157
Colorado (1.3%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29	500	546
Series A, 5.00%, 11/1/29	3,225	3,549
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,432
E-470 Public Highway Authority Revenue, Series B, 1.38% (SOFR+35bps), 9/1/39, (Put Date 9/1/24) (a)(c)	4,000	3,933
Southlands Metropolitan District No. 1, GO
Series A-1, 3.00%, 12/1/22	100	100
Series A-1, 3.50%, 12/1/27	1,000	958
		11,518
Connecticut (2.7%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	3,775
City of New Haven, GO
Series A, 5.00%, 8/1/22	1,190	1,193
Series A, 5.00%, 8/1/24	1,000	1,050
Series A, 5.00%, 8/1/25	580	620
Series A, 5.00%, 8/1/26	580	630
Series A, 5.00%, 8/1/27	1,000	1,102
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/1/27	2,500	2,763
Series A, 5.00%, 8/1/28	1,000	1,115
Series B, 5.00%, 2/1/27	600	660
Series B, 5.00%, 2/1/28	525	583
Series B, 5.00%, 2/1/29	550	613
City of West Haven, GO
Series A, 5.00%, 11/1/23	800	829
Series A, 5.00%, 11/1/24	815	861
Series A, 5.00%, 11/1/27	650	721
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,227
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (c)	3,000	3,284
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	2,852
		24,878
Florida (1.7%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,127
5.00%, 12/1/37, (Put Date 12/1/26) (c)	3,000	3,236
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	200
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103	3,590	3,287
Series B-1, 2.00%, 1/1/29	1,000	867
County of Escambia Revenue, 2.00%, 11/1/33, (Put date 10/1/24) (c)	775	757
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/26	370	397
Series A, 5.00%, 6/15/27	390	422
Series A, 5.00%, 6/15/28, Continuously Callable @100	410	444
Series A, 5.00%, 6/15/29, Continuously Callable @100	360	388
Series A, 5.00%, 6/15/30, Continuously Callable @100	475	508

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/22	$500	$503
5.00%, 10/1/24	500	521
5.00%, 10/1/25	445	469
Lee County IDA Revenue, 4.75%, 10/1/22	690	696
Putnam County Development Authority Revenue, 0.45%, 9/1/24, Continuously Callable @100 (e)	700	700
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (d)	1,000	1,021
		15,543
Georgia (6.5%):
Appling County Development Authority Revenue
0.74%, 9/1/29, Continuously Callable @100 (e)	1,900	1,900
0.74%, 9/1/41, Continuously Callable @100 (e)	900	900
Series A, 1.50%, 1/1/38, (Put date 2/3/25) (c)	2,000	1,921
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put date 8/22/24) (c)	7,500	7,297
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (c)	5,000	4,614
Development Authority Of Floyd County Revenue Bonds, 0.74%, 9/1/26, Continuously Callable @100 (e)	6,280	6,280
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	891
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 5/15/28	1,000	1,086
Series A, 5.00%, 5/15/29	1,775	1,928
Series C, 4.00%, 8/1/48, (Put Date 12/1/23) (c)	5,000	5,094
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (c)	10,000	10,151
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put date 10/1/24) (c)	815	796
The Burke County Development Authority Revenue, Series 1, 0.65%, 7/1/49, Continuously Callable @100 (e)	9,200	9,200
The Burke County Development Authority Revenue (NBGA-Southern Co.), 0.75%, 11/1/52, Continuously Callable @100 (e)	4,650	4,650
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put date 2/3/25) (c)	3,500	3,361
		60,069
Guam (1.2%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,547
Series A, 5.00%, 12/1/24	2,000	2,096
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 1.03%, 12/1/46, Callable 12/1/26 @ 100 (d)(e)	7,200	7,200
		10,843
Idaho (0.5%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	4,982

Illinois (11.6%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,414
Series B, 4.00%, 12/1/22	2,920	2,939
Series B, 5.00%, 12/1/22	1,500	1,516
Series B, 5.00%, 12/1/22	400	404
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,045
Chicago Park District, GO
Series A, 4.00%, 1/1/31, Continuously Callable @100	750	769
Series F-2, 5.00%, 1/1/27	600	643
Series F-2, 5.00%, 1/1/28	1,000	1,084
Series F-2, 5.00%, 1/1/29	1,000	1,100
Series F-2, 5.00%, 1/1/30	1,305	1,439
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,317
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	1,913

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chicago Transit Authority Revenue
5.00%, 6/1/25	$1,720	$1,843
5.00%, 6/1/26	1,000	1,087
City of Chicago Special Assessment Revenue
1.57%, 12/1/22	270	268
1.99%, 12/1/23	274	267
2.27%, 12/1/24	315	303
2.53%, 12/1/25	335	318
2.69%, 12/1/26	305	286
2.87%, 12/1/27	255	236
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,242
5.00%, 11/1/26	1,000	1,063
Series A-1, 5.00%, 11/1/25	2,000	2,121
Series A-1, 4.00%, 11/1/26	2,500	2,558
Illinois Finance Authority Revenue
5.00%, 10/1/29	500	540
5.00%, 10/1/30	250	271
1.66% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23) (a)(c)	9,000	8,990
Series B, 1.61% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26) (a)(c)	2,250	2,160
Series C, 4.00%, 2/15/25	10,000	10,403
Northern Illinois University Revenue
5.00%, 10/1/30	325	358
5.00%, 10/1/31, Continuously Callable @100	450	496
4.00%, 10/1/32, Continuously Callable @100	500	512
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	271
Sales Tax Securitization Corp. Revenue
Series A, 5.00%, 1/1/28	1,000	1,099
Series A, 5.00%, 1/1/29	2,500	2,766
Series A, 5.00%, 1/1/30	2,000	2,231
State of Illinois, GO
Series A, 5.00%, 10/1/23	3,000	3,083
Series A, 5.00%, 11/1/25	5,000	5,292
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	9,553
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (f)	15,000	16,215
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28	1,000	1,040
5.00%, 6/15/30	1,500	1,552
5.00%, 6/15/31	575	594
5.00%, 6/15/32, Continuously Callable @100	480	494
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/22	1,735	1,759
Series A, 5.00%, 12/1/23	1,825	1,896
Series A, 5.00%, 12/1/24	1,915	2,030
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	750	794
4.00%, 4/1/30	750	797
		106,371
Indiana (1.5%):
Indiana Bond Bank Revenue
1/15/27 (g)	1,280	1,128
1/15/28 (g)	1,100	936
1/15/29 (g)	565	461
7/15/29, Continuously Callable @99 (g)	730	561
Indiana Finance Authority Revenue
2.95%, 10/1/22, Continuously Callable @100	5,000	5,006
5.00%, 4/1/23	650	662
5.00%, 4/1/24	715	741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/25	$750	$786
5.00%, 4/1/26	790	834
5.00%, 4/1/27	830	880
5.00%, 4/1/28	870	923
5.00%, 4/1/29	1,180	1,247
		14,165
Iowa (0.2%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,000

Kansas (0.8%):
City of Burlington Revenue, Series B, 1.05%, 9/1/35, Continuously Callable @100 (e)	4,050	4,050
City of Manhattan Revenue
Series B-1, 2.88%, 6/1/28, Continuously Callable @100	375	346
Series B2, 2.38%, 6/1/27, Continuously Callable @100	430	394
City of St. Marys Revenue, 0.90%, 4/15/32, Continuously Callable @100 (e)	2,700	2,700
		7,490
Kentucky (6.6%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	1,915
5.00%, 2/1/30	740	799
County of Carroll Revenue, 1.55%, 9/1/42, (Put date 9/1/26) (c)	5,000	4,517
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put date 10/1/29) (c)	10,000	8,983
Series B, 2.45%, 9/1/39, (Put date 10/1/29) (c)	5,000	4,492
Kentucky Economic Development Finance Authority Revenue, Series B-3, 2.31% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (a)(c)	10,000	9,875
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (c)	5,715	5,796
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (c)	10,000	10,150
Series C-3, 1.96% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (a)(c)	10,000	9,847
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (c)	4,000	4,301
		60,675
Louisiana (2.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	868
Louisiana Public Facilities Authority Revenue, 1.56% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (a)(c)	10,000	10,085
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,372
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (c)	1,750	1,658
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously Callable @100	3,470	3,765
		19,748
Lousiana (0.2%):
Parish of St. John the Baptist Revenue, Series B1, 2.13%, 6/1/37, Put Date (7/1/24) (c)	2,000	1,955

Maryland (1.4%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,613
Series A, 5.00%, 6/1/26	2,000	2,192
Series A, 5.00%, 6/1/27	1,340	1,492
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,120
5.00%, 7/1/29	1,130	1,253

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/30	$1,000	$1,113
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31	1,475	1,621
Series A, 5.00%, 3/1/32, Continuously Callable @100	1,550	1,702
		13,106
Massachusetts (1.0%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25	1,250	1,306
5.00%, 7/1/26	1,500	1,582
5.00%, 7/15/26 (d)	310	321
5.00%, 7/15/28 (d)	340	353
5.00%, 7/15/30 (d)	640	665
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,562
Series C, 5.00%, 10/1/30	975	1,085
Series T-1, 1.51% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26), Continuously Callable @100 (a)(c)(d)	2,500	2,504
		9,378
Michigan (0.8%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,072
5.00%, 7/1/30	2,290	2,380
Michigan Finance Authority Revenue
4.00%, 2/1/27	185	188
4.00%, 2/1/32	285	287
Summit Academy North Revenue
2.25%, 11/1/26	1,335	1,278
4.00%, 11/1/31, Continuously Callable @103	1,565	1,484
		7,689
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 1.29%, 11/1/26, Continuously Callable @100 (e)	1,105	1,105

Mississippi (1.8%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (c)	2,000	2,010
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	3,916
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24	10,000	10,470
		16,396
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
3.00%, 8/1/22	135	135
4.00%, 8/1/24	155	158
4.00%, 8/1/26	205	209
4.00%, 8/1/28	415	420
4.00%, 8/1/30	295	295
Missouri Development Finance Board Revenue
5.00%, 3/1/23	200	203
5.00%, 3/1/24	300	308
		1,728
Montana (1.0%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	5,973
Montana State Board of Regents Revenue, Series F, 1.36% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (a)(c)	2,880	2,905
		8,878
Nebraska (0.9%):
County of Douglas Revenue, 1.44% (MUNIPSA+53bps), 7/1/35, (Put date 9/1/26) (a)(c)	8,000	7,954

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103	$280	$275
4.00%, 1/1/31, Continuously Callable @103	295	287
		562
New Jersey (4.4%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,053
City of Newark, GO, Series B, 2.00%, 2/17/23	2,375	2,381
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	405
Series A, 3.00%, 6/15/23	600	605
Series A, 5.00%, 6/15/24	1,595	1,689
Series A, 5.00%, 6/15/24	2,405	2,513
New Jersey Economic Development Authority Revenue, Series BBB, 5.00%, 6/15/23	7,000	7,187
New Jersey Economic Development Authority Revenue (LOC - Valley National Bank), 1.21%, 3/1/31, Continuously Callable @100 (e)	1,190	1,190
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/22	4,735	4,760
Series B, 5.00%, 9/1/23	4,000	4,125
Series B, 4.00%, 9/1/24	4,730	4,857
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,355
Series AA, 5.00%, 6/15/23	3,835	3,938
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	5	5
		40,063
New Mexico (1.1%):
City of Farmington Revenue, Series A, 2.15%, 4/1/33, Continuously Callable @101	5,000	3,947
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27	770	828
5.00%, 6/1/28	780	843
5.00%, 6/1/29	835	900
5.00%, 6/1/30	525	568
5.00%, 6/1/31, Continuously Callable @100	690	745
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28	840	949
5.00%, 9/1/31, Continuously Callable @100	300	342
Winrock Town Center Tax Increment Development District Tax Allocation, 3.75%, 5/1/28 (d)	750	728
		9,850
New York (13.8%):
City of Long Beach, GO, Series A, 2.00%, 2/17/23	10,000	9,994
City of New York, GO
Series 2, 1.25%, 4/1/42, Continuously Callable @100 (e)	3,000	3,000
Series 3, 1.19%, 4/1/42, Continuously Callable @100 (e)	2,000	2,000
Series B, 1.19%, 10/1/46, Continuously Callable @100 (e)	9,700	9,700
City of Poughkeepsie, GO
4.00%, 4/15/23	135	136
4.00%, 4/15/24	140	142
4.00%, 4/15/25	215	219
4.00%, 4/15/26	230	235
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,560
Series A, 5.00%, 3/1/24	1,600	1,682
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (c)	4,500	4,452
Series C, 1.95% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (a)(c)	4,000	4,014
Series C, 1.95% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (a)(c)	5,000	4,993

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue
Series 2, 1.82% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (a)(c)	$2,000	$1,913
Series A-1, 5.00%, 2/1/23	8,050	8,187
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	1,830	1,982
Series A3, 1.67% (SOFR+65bps), 11/15/42, (Put date 4/1/26) (a)(c)	10,000	9,650
Series D-2, 1.36% (MUNIPSA+45bps), 11/15/44, (Put date 11/15/22) (a)(c)	8,000	7,968
Mohawk Town Fire District, GO, 1.50%, 11/4/22	4,825	4,824
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	14,950	13,794
2.63%, 9/15/69, Continuously Callable @100	1,650	1,518
Series A, 1.90%, 11/15/31, Continuously Callable @100	2,000	1,661
New York State Dormitory Authority Revenue
5.00%, 12/1/24 (d)	1,200	1,276
5.00%, 12/1/25 (d)	1,200	1,296
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 1.31%, 8/1/50, Continuously Callable @100 (d)(e)	4,950	4,950
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (d)	500	492
Town of Bergen, GO, 2.00%, 12/22/22	4,745	4,760
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100	1,050	1,135
5.00%, 9/1/27	1,250	1,380
Village of Clayton, GO, 0.60%, 10/20/22, Continuously Callable @100	5,990	5,976
Village of Malone, GO, 1.75%, 3/10/23, Continuously Callable @100	4,210	4,197
Village of Valley Stream NY, GO, Series A, 3.50%, 5/11/23	7,295	7,361
		127,447
North Carolina (0.9%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put date 10/1/24) (c)	825	806
2.00%, 11/1/33, (Put date 10/1/24) (c)	825	807
Series A, 1.37%, 5/1/34, (Put date 6/16/25) (c)	2,000	1,902
North Carolina Medical Care Commission Revenue
2.50%, 10/1/24, Continuously Callable @100	745	713
2.30%, 9/1/25, Continuously Callable @100	1,250	1,172
2.88%, 10/1/26, Continuously Callable @100	650	603
Series A, 4.00%, 10/1/27	600	616
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,445
		8,064
North Dakota (0.3%):
City of Grand Forks Revenue
5.00%, 12/1/31	1,200	1,306
5.00%, 12/1/32, Continuously Callable @100	1,300	1,412
		2,718
Ohio (2.3%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29	275	295
5.00%, 11/15/30	350	377
5.00%, 11/15/31, Continuously Callable @100	300	322
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,229
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,490
Ohio Air Quality Development Authority Revenue
2.40%, 12/1/38, (Put Date 10/1/29) (c)	3,250	2,990
Series D, 1.90%, 5/1/26, (Put date 10/1/24) (c)	3,500	3,406
Ohio Higher Educational Facility Commission Revenue
Series C, 5.00%, 5/1/23	550	564
Series C, 5.00%, 5/1/24	1,000	1,050

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	$4,765	$4,757
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100	1,000	1,018
State of Ohio Revenue
5.00%, 11/15/27	425	456
5.00%, 11/15/30	710	762
5.00%, 11/15/31, Continuously Callable @100	465	499
Series A, 5.00%, 1/15/30	1,000	1,110
		21,325
Oklahoma (1.1%):
Garfield County Industrial Authority Revenue, Series A, 0.91%, 1/1/25, Callable 8/3/22 @ 100 (e)(f)	1,000	1,000
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,578
4.00%, 9/1/29	3,010	3,086
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	500	503
Series B, 5.00%, 8/15/24	600	602
Series B, 5.00%, 8/15/25	550	549
Oklahoma Municipal Power Authority Revenue, Series A, 1.30% (MUNIPSA+39bps), 1/1/23 (a)	1,610	1,614
		9,932
Oregon (0.2%):
County of Yamhill Revenue
4.00%, 10/1/22	555	557
Series A, 4.00%, 10/1/23	425	432
Series A, 4.00%, 10/1/24	425	435
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28	150	163
Series A, 5.00%, 10/1/29	300	325
Series A, 5.00%, 10/1/30	300	326
		2,238
Pennsylvania (7.1%):
Bethlehem Area School District Authority Revenue, Series A, 1.37% (SOFR+35bps), 1/1/30, (Put Date 11/1/25) (a)(c)	1,000	932
Chester County IDA Revenue, 3.75%, 10/1/24	370	372
Coatesville School District, GO, 5.00%, 6/30/23 (b)	4,250	4,297
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,048
5.00%, 8/1/25	800	852
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,163
County of Lehigh Revenue
5.00%, 7/1/28	1,750	1,940
5.00%, 7/1/29	2,000	2,218
Delaware County Authority Revenue
4.00%, 10/1/22	200	200
5.00%, 10/1/23	235	240
5.00%, 10/1/24	505	520
5.00%, 10/1/25	525	545
5.00%, 10/1/30	1,200	1,262
Geisinger Authority Revenue
2.27% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (a)(c)	7,000	6,981
Series B, 5.00%, 4/1/43, (Put Date 4/1/30) (c)	4,250	4,718
General Authority of Southcentral Pennsylvania Revenue, Series B, 1.51% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24) (a)(c)	6,000	6,035
Latrobe IDA Revenue
5.00%, 3/1/28	135	144
5.00%, 3/1/29	175	187
5.00%, 3/1/30	150	160

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/31	$175	$187
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	590
5.00%, 12/15/26, Continuously Callable @100	500	536
5.00%, 12/15/27, Continuously Callable @100	1,000	1,072
Northampton County General Purpose Authority Revenue, 2.24% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (a)(c)	1,855	1,850
Philadelphia IDA Revenue
5.00%, 6/15/28 (d)	210	212
5.00%, 6/15/29, Continuously Callable @100 (d)	220	220
5.00%, 6/15/30, Continuously Callable @100 (d)	145	145
Pittsburgh Water & Sewer Authority Revenue, Series C, 1.56% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23) (a)(c)	7,500	7,503
Scranton School District, GO
2.02% (LIBOR01M+85bps), 4/1/31, (Put Date 6/1/23), Callable 12/1/22 @ 100 (a)(c)	6,165	6,211
Series A, 5.00%, 6/1/23	2,435	2,507
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (c)	1,700	1,630
The Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,595
The School District of Philadelphia, GO, Series D, 5.00%, 9/1/22	5,500	5,529
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/22	300	300
		64,901
South Carolina (1.3%):
Patriots Energy Group Financing Agency Revenue, Series B, 2.01% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (a)(c)	10,000	10,068
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable @100	2,220	2,300
		12,368
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue
1.29%, 11/1/25, Continuously Callable @100 (e)	1,230	1,230
1.29%, 11/1/27, Continuously Callable @100 (e)	2,375	2,375
		3,605
Tennessee (0.8%):
Tennergy Corp. Revenue, Series A, 4.00%, 12/1/51, (Put Date 9/1/28) (c)	7,500	7,556

Texas (4.7%):
Austin Affordable PFC, Inc. Revenue (LIQ - Deutsche Bank A.G.), Series 2021-XF1102, 1.16%, 7/1/61, Callable 7/1/33 @ 104 (d)(e)	1,750	1,750
Capital Area Housing Finance Corp. Revenue (LOC-Deutsche Bank A.G.), Series 2021-XF1131, 1.16%, 12/1/61, Callable 12/1/38 @ 100 (d)(e)	4,000	4,000
City of Dallas Housing Finance Corp. Revenue (LOC - Deutsche Bank A.G.), Series 2021-XF1109, 1.16%, 7/1/61, Callable 8/1/33 @ 103 (d)(e)	4,000	4,000
County of Wise Revenue
5.00%, 8/15/22	525	527
5.00%, 8/15/23	500	514
5.00%, 8/15/29	880	973
5.00%, 8/15/31	680	762
5.00%, 8/15/32, Continuously Callable @100	450	503
5.00%, 8/15/33, Continuously Callable @100	930	1,032
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24	780	812
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26) (c)	1,400	1,528
Series C-2, 1.48% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (a)(c)	1,670	1,685

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.), 3.00%, 3/1/23	$520	$525
Irving Hospital Authority Revenue, 2.01% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23) (a)(c)	1,575	1,575
Karnes County Hospital District Revenue, 5.00%, 2/1/24	1,290	1,334
Martin County Hospital District, GO
4.00%, 4/1/23	250	254
4.00%, 4/1/27	300	315
4.00%, 4/1/29	405	427
4.00%, 4/1/32, Continuously Callable @100	350	361
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 2.25%, 7/1/23 (h)	1,250	1,118
Series A, 2.25%, 7/1/24 (h)	2,300	2,057
Series A, 2.25%, 7/1/25 (h)	2,135	1,909
Port of Port Arthur Navigation District Revenue
Series A, 0.80%, 4/1/40, Continuously Callable @100 (e)	8,215	8,215
Series B, 0.80%, 4/1/40, Continuously Callable @100 (e)	3,300	3,300
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/31	1,000	1,068
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,334
		42,878
Utah (0.1%):
Utah Housing Corp. Revenue (LIQ-Deutsche Bank A.G.), Series 2019-XF1081, 1.16%, 3/1/62, Callable 7/13/22 @ 100 (d)(e)	1,045	1,045

Vermont (0.1%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103	445	419
4.00%, 5/1/30, Continuously Callable @103	230	214
		633
Virginia (2.0%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,314
City of Norfolk, GO (LIQ - Bank of America Corp.), 0.93%, 8/1/37, Continuously Callable @100 (e)	1,700	1,700
Halifax County IDA Revenue, 1.65%, 12/1/41, (Put date 5/31/24) (c)	1,500	1,462
James City County Economic Development Authority Revenue
4.00%, 12/1/29, Continuously Callable @103	230	216
4.00%, 12/1/30, Continuously Callable @103	220	205
Loudoun County Economic Development Authority Revenue, Series E, 0.72%, 2/15/38, Callable 8/1/22 @ 100 (e)	4,200	4,200
Marquis Community Development Authority Revenue, 3.00%, 9/1/45 (d)(h)	1,074	517
Marquis Community Development Authority Tax Allocation
Series A, 2.04%, 9/1/36 (h)	3,506	1,686
Series C, 9/1/41 (g)(h)	5,111	236
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,610
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,370
		18,516
Washington (1.7%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,148
5.00%, 8/15/27	2,175	2,351
Series B-2, 2.31% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (a)(c)	10,000	10,029
Series B-3, 5.00%, 8/1/49, Callable 2/1/26 @ 100	1,000	1,059
		15,587

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wisconsin (1.8%):
Public Finance Authority Revenue
4.00%, 3/1/23	$475	$474
4.00%, 3/1/24	505	502
4.00%, 9/1/24 (d)	930	926
4.00%, 3/1/25	535	527
4.00%, 3/1/26	755	737
4.00%, 3/1/27	795	767
4.00%, 3/1/28	840	802
3.25%, 1/1/30	1,795	1,729
5.00%, 4/1/30 (d)	500	519
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/23	130	131
4.00%, 1/1/24	160	161
4.00%, 1/1/25	205	206
4.00%, 1/1/26	345	344
4.00%, 3/15/30	400	404
1.56% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (a)(c)	1,700	1,709
Series B, 3.00%, 9/15/22	55	55
Series B, 3.00%, 9/15/23	160	159
Series B, 4.00%, 9/15/24	100	101
Series B, 4.00%, 9/15/26	110	110
Series B, 4.00%, 9/15/27	140	139
Series B, 4.00%, 9/15/28, Continuously Callable @103	200	195
Series B, 4.00%, 9/15/29, Continuously Callable @103	305	294
Series B, 4.00%, 9/15/30, Continuously Callable @103	320	305
Series B, 4.00%, 9/15/31, Continuously Callable @103	315	298
Series B-2, 2.55%, 11/1/27, Continuously Callable @100	1,500	1,365
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (c)	2,000	2,181
Series B-3, 2.25%, 11/1/26, Continuously Callable @100	1,620	1,495
		16,635
Total Municipal Bonds (Cost $950,355)		923,119

Total Investments (Cost $950,355) — 100.3%		923,119
Liabilities in excess of other assets — (0.3)%		(2,553)
NET ASSETS - 100.00%		$920,566

(a)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.
(b)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(c)	Put Bond.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $51,804 thousands and amounted to 5.6% of net assets.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(g)	Zero-coupon bond.
(h)	Currently the issuer is in default with respect to interest and/or principal payments.

bps—Basis points

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LOC—Letter of Credit

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2022
(Unaudited)

MUNIPSA—Municipal Swap Index

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.1%)
Virginia (91.1%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100	$2,400	$2,264
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	1,345	1,309
4.75%, 9/1/30, Continuously Callable @100	2,000	1,831
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100	1,775	1,915
4.00%, 7/1/45, Continuously Callable @100	1,585	1,538
Bristol Industrial Development Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100	8,030	8,359
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	4,375
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	694
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	734
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	9,518
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,304
5.00%, 7/1/51, Continuously Callable @100	9,240	9,498
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,257
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	965
4.00%, 7/1/43, Continuously Callable @100	4,000	3,781
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100 (a)	6,520	6,410
7/15/40, Continuously Callable @100 (i)	3,000	2,945
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,025
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,101
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,571
City of Portsmouth, GO
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	899
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	120	122
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,071
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,118
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	1,723
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	944
Series D, 5.00%, 3/1/33	1,000	1,187
County of Fairfax VA Sewer Revenue
Series A, 5.00%, 7/15/46, Continuously Callable @100 (c)	10,000	11,240
Series A, 4.00%, 7/15/51, Continuously Callable @100 (c)	10,000	10,092
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,229
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100	2,000	2,131
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100	2,000	2,131
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100	2,000	2,131
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100	1,500	1,598
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100	1,500	1,566
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100	2,200	2,344
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100	2,000	2,131
Series A, 5.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,250	2,440
Series A, 4.00%, 10/1/42, Pre-refunded 10/1/24 @ 102	2,750	2,923
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100	2,800	2,924

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/35, Pre-refunded 10/1/27 @ 100	$2,620	$2,966
Series B, 5.00%, 10/1/36, Pre-refunded 10/1/27 @ 100	2,000	2,264
Fairfax County Economic Development Authority Revenue (LOC - SunTrust Bank), 0.97%, 6/1/37, Continuously Callable @100 (d)	800	800
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	6,643
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,432
Farmville Industrial Development Authority Revenue, 5.38%, 7/1/53, (Put Date 7/1/43) (e)	6,000	6,404
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	6,566
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,500	1,624
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,214
Hampton Roads Transportation Accountability Commission Revenue
4.00%, 7/1/52, Continuously Callable @100	5,000	4,850
Series A, 5.00%, 7/1/52, Pre-refunded 1/1/28 @ 100 (c)	15,000	17,044
Hanover County Economic Development Authority Revenue
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,795
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,100
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,000
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,202
4.25%, 6/1/26, Continuously Callable @100	140	140
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,131
5.00%, 10/1/37, Continuously Callable @103	2,500	2,602
4.00%, 10/1/40, Continuously Callable @103	500	464
4.00%, 10/1/45, Continuously Callable @103	725	646
4.00%, 10/1/50, Continuously Callable @103	1,500	1,302
5.00%, 10/1/52, Continuously Callable @103	2,200	2,293
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103	1,000	807
Series A, 4.00%, 12/1/50, Continuously Callable @103	9,905	7,349
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103 (f)	1,431	1,116
6.05%, 3/1/44, Continuously Callable @103	665	562
Series C, 0.50%, 3/1/54, Continuously Callable @100 (f)	2,340	351
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	715
4.00%, 1/1/37, Continuously Callable @102	1,000	890
5.00%, 1/1/48, Continuously Callable @100	1,000	1,064
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,040
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,298
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,208
5.00%, 12/1/32, Continuously Callable @100	800	851
5.00%, 12/1/33, Continuously Callable @100	775	825
5.00%, 12/1/34, Continuously Callable @100	805	856
Series F, 0.72%, 2/15/38, Callable 8/1/22 @ 100 (d)	510	510
Lynchburg Economic Development Authority Revenue, 4.00%, 1/1/40, Continuously Callable @100	1,100	1,023
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100	1,320	1,235
5.00%, 9/1/43, Continuously Callable @100	3,000	3,029
4.00%, 1/1/55, Continuously Callable @100	7,930	7,078
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,323
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 1.16%, 1/1/25 (d)(g)	6,400	6,400

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series C, 1.03%, 1/1/47, Continuously Callable @100 (d)	$1,465	$1,465
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @100	4,500	4,069
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 2.25%, 9/1/41 (f)	3,532	1,699
Marquis Community Development Authority Revenue, 3.00%, 9/1/45 (f)(g)	1,093	526
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (b)(f)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,132
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	1,733
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	2,969
Norfolk Economic Development Authority Revenue
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,012
Series A, 0.78%, 11/1/34, Continuously Callable @100 (d)	1,100	1,100
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,527
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (e)	1,600	1,796
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,034
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,107
5.00%, 9/1/48, Continuously Callable @100	2,055	2,144
Prince Edward County Industrial Development Authority Revenue, 5.25%, 9/1/57, Continuously Callable @100	3,000	3,245
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102	1,000	906
5.00%, 1/1/46, Continuously Callable @102	4,000	3,381
5.00%, 11/1/46, Pre-refunded 11/1/22 @ 100	10,000	10,124
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	3,978
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,550
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,270
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47	6,250	7,347
4.00%, 7/1/51, Continuously Callable @100	5,000	4,793
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,730
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,251
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	1,000	973
5.00%, 12/1/39, Continuously Callable @100	4,180	4,386
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	238
4.00%, 4/1/39, Continuously Callable @100	225	214
4.00%, 4/1/40, Continuously Callable @100	250	236
4.00%, 4/1/45, Continuously Callable @100	750	687
5.00%, 4/1/49, Continuously Callable @100	910	957
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,142
4.00%, 6/15/37, Continuously Callable @100	6,495	6,276
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	9,555
University of Virginia Revenue
Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,539
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,304
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	5,323
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,016
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	5,327

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	$2,000	$2,110
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,310
5.00%, 9/1/44, Continuously Callable @103	4,865	4,925
4.00%, 9/1/48, Continuously Callable @103	3,755	3,256
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	1,888
Virginia College Building Authority Revenue
5.00%, 6/1/23	125	128
5.00%, 6/1/24	225	233
5.00%, 6/1/25	250	263
5.00%, 6/1/26	250	266
5.00%, 6/1/27	275	295
5.00%, 6/1/28	295	319
5.00%, 6/1/29	300	325
5.00%, 6/1/30	325	353
5.00%, 2/1/31, Continuously Callable @100	10,000	11,158
5.00%, 6/1/31	300	327
5.00%, 2/1/32, Continuously Callable @100	4,000	4,446
4.00%, 1/15/33, Continuously Callable @100	965	976
4.00%, 1/15/35, Continuously Callable @100	545	546
4.00%, 1/15/36, Continuously Callable @100	650	646
4.00%, 6/1/36, Continuously Callable @100	925	890
4.00%, 1/15/43, Continuously Callable @100	1,285	1,227
4.00%, 6/1/46, Continuously Callable @100	1,000	902
Series A, 5.00%, 9/1/32, Pre-refunded 9/1/24 @ 100	5,615	5,971
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,109
Series A, 3.00%, 1/15/46, Continuously Callable @100	1,000	758
Series A, 3.00%, 1/15/51, Continuously Callable @100	1,175	847
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp), 0.78%, 8/1/34, Callable 8/3/22 @ 100 (d)	200	200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.), 0.55%, 11/1/36, Continuously Callable @100 (d)	150	150
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46, Continuously Callable @100	5,195	5,203
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	3,715
5.00%, 9/15/32, Continuously Callable @100	9,190	10,173
4.00%, 5/15/42, Continuously Callable @100	10,000	10,098
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,044
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @100	5,500	5,729
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	764
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	385
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,431
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	6,139
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,171
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	1,082
Series K, 1.95%, 12/1/32, Continuously Callable @100	1,500	1,275
Series K, 2.05%, 12/1/33, Continuously Callable @100	665	559
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,211
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	10,616
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	15	15
4.00%, 11/1/49, Continuously Callable @100	6,700	6,612
Series A, 4.00%, 11/1/43, Continuously Callable @100	1,445	1,448
Series A, 4.00%, 11/1/47, Continuously Callable @100	1,040	1,028

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue
4.00%, 11/1/39, Continuously Callable @100	$2,550	$2,519
4.00%, 12/1/49, Continuously Callable @100	12,800	11,823
4.00%, 12/1/51, Continuously Callable @103	4,000	3,369
Series A, 4.00%, 1/1/45, Continuously Callable @103	2,800	2,661
Series A, 4.00%, 1/1/51, Continuously Callable @103	16,265	15,171
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	1,540	1,680
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,721
5.00%, 12/1/38, Continuously Callable @100	1,000	1,084
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,114
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,375
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,401
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (e)	2,500	2,349
		557,448
District of Columbia (2.4%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/53, Continuously Callable @100	1,500	1,314
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,601
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30 (b)	5,500	4,017
Washington Metropolitan Area Transit Authority Revenue
5.00%, 7/1/43, Continuously Callable @100	5,000	5,292
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,451
		14,675
Guam (5.6%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,255	1,318
Guam Government Waterworks Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,000	1,060
5.00%, 7/1/40, Continuously Callable @100	3,250	3,430
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,152
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	2,938
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,070
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	516
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,006
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,112
Series A, 5.00%, 10/1/44, Continuously Callable @100 (h)	1,500	1,563
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	776
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,030
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,544
Territory of Guam Revenue
Series A, 5.00%, 11/1/27	200	209
Series A, 5.00%, 11/1/28	250	262
Series A, 5.00%, 11/1/29	250	262
Series A, 5.00%, 11/1/30	250	262
Series A, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,034
Series A, 5.00%, 11/1/40, Continuously Callable @100	1,000	1,016
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,290
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,096
Series F, 5.00%, 1/1/31	500	524
Series F, 4.00%, 1/1/42, Continuously Callable @100	1,000	864

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 1.03%, 12/1/46, Callable 12/1/26 @ 100 (d)(g)	$1,670	$1,670
		34,004
Total Municipal Bonds (Cost $643,339)		606,127

Total Investments (Cost $643,339) — 99.1%		606,127
Other assets in excess of liabilities — 0.9%		5,563
NET ASSETS - 100.00%		$611,690

(a)	Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.75%
(b)	Zero-coupon bond.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(d)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Put Bond.
(f)	Currently the issuer is in default with respect to interest and/or principal payments.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $8,596 thousands and amounted to 1.4% of net assets.
(h)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(i)	Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.88%.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation

IDA—Industrial Development Authority

LOC—Letter of Credit

PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guaranteed agreement from the name listed.